UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03599

Name of Fund: The Royce Fund
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2006

Date of reporting period: 3/31/2006

Item 1 - Schedule of Investments
Portfolio of Investments

SCHEDULES OF INVESTMENTS
PENNSYLVANIA MUTUAL FUND
MARCH 31, 2006 (UNAUDITED)

COMMON STOCKS - 94.6%
	SHARES	VALUE
Consumer Products - 12.1%
Apparel and Shoes - 4.9%
Cherokee	15,000	$604,050
Kenneth Cole Productions Cl. A	805,000	22,298,500
Columbia Sportswear Company a,c	360,200	19,209,466
Cutter & Buck b	920,900	11,078,427
Jones Apparel Group	26,700	944,379
K-Swiss Cl. A	897,600	27,053,664
Oakley a	118,800	2,021,976
Polo Ralph Lauren Cl. A	400,100	24,250,061
Stride Rite	1,612,200	23,344,656
Timberland Company Cl. A a	544,500	18,638,235
Tommy Hilfiger a	107,400	1,768,878
Warnaco Group (The) a	41,700	1,000,800
Weyco Group b	590,500	13,286,250
Wolverine World Wide	71,400	1,580,082

		167,079,424

Food/Beverage/Tobacco - 0.4%
Boston Beer Company Cl. A a	521,800	13,572,018
CoolBrands International a,c	568,000	1,264,546

		14,836,564

Home Furnishing and Appliances - 2.5%
American Woodmark	447,400	15,882,700
Ethan Allen Interiors	791,000	33,237,820
Furniture Brands International	140,000	3,431,400
Hooker Furniture	404,535	7,645,711
Natuzzi ADR a	957,700	6,991,210
Stanley Furniture Company b	627,124	18,343,377

		85,532,218

Publishing - 0.2%
Journal Communications Cl. A	48,500	601,400
Scholastic Corporation a,c	285,500	7,639,980

		8,241,380

Sports and Recreation - 2.3%
Callaway Golf Company	352,400	6,061,280
Monaco Coach	850,400	11,395,360
Polaris Industries	132,000	7,201,920
Thor Industries	674,100	35,969,976
Winnebago Industries	557,200	16,905,448

		77,533,984

Other Consumer Products - 1.8%
Burnham Holdings Cl. A	103,052	2,153,787
Fossil a,c	598,800	11,125,704
Matthews International Cl. A	240,400	9,197,704
RC2 Corporation a	689,900	27,464,919
Radica Games	741,900	7,122,240
Universal Electronics a	318,300	5,633,910

		62,698,264

Total		415,921,834

Consumer Services - 11.5%
Direct Marketing - 0.7%
Nu Skin Enterprises Cl. A	1,239,200	21,723,176
Sportsman’s Guide (The) a	140,350	3,717,872

		25,441,048

Leisure and Entertainment - 1.0%
Carmike Cinemas	73,300	1,768,729
Dover Downs Gaming & Entertainment	688,892	14,997,179
4Kids Entertainment a,c	21,000	360,990
Multimedia Games a,c	933,900	13,896,432
Shuffle Master a,c	15,200	543,248
Steiner Leisure a	40,100	1,624,050

		33,190,628

Media and Broadcasting - 0.2%
Westwood One	712,800	7,869,312

Restaurants and Lodgings - 2.8%
Applebee’s International a	941,800	23,121,190
CBRL Group	287,700	12,632,907
CEC Entertainment a	576,400	19,378,568
IHOP Corporation	35,700	1,711,458
Ruby Tuesday	896,600	28,762,928
Ryan’s Restaurant Group a	769,800	11,162,100

		96,769,151

Retail Stores - 6.2%
America’s Car-Mart a,c	50,000	1,075,000
AnnTaylor Stores a	226,800	8,343,972
BJ’s Wholesale Club a,c	581,600	18,326,216
Big Lots a	958,000	13,373,680
Borders Group a	20,000	504,800
Buckle (The)	778,900	31,895,955
CarMax a	100,000	3,268,000
Cato Corporation Cl. A	840,450	20,053,137
Charming Shoppes a	870,000	12,936,900
Children’s Place Retail Stores a,c	10,000	579,000
Claire’s Stores a	1,003,000	36,418,930
Cost Plus a,c	21,400	365,940
Deb Shops	366,880	10,896,336
Hot Topic a,c	117,800	1,708,100
Payless ShoeSource a,c	41,400	947,646
Pep Boys- Manny, Moe & Jack	172,500	2,606,475
Pier 1 Imports	1,151,200	13,365,432
Talbots	172,600	4,637,762
Too a,c	450,300	15,467,805
Tuesday Morning	83,900	1,937,251
Weis Markets	316,200	14,093,034

		212,801,371

Other Consumer Services - 0.6%
Corinthian Colleges a,c	459,200	6,612,480
MoneyGram International	369,000	11,335,680
Sotheby’s Holdings Cl. A a,c	86,600	2,514,864

		20,463,024

Total		396,534,534

Financial Intermediaries - 5.9%
Banking - 0.1%
BOK Financial	5,000	237,750
Investors Financial Services	50,000	2,343,500

		2,581,250

Insurance - 4.8%
Alleghany Corporation a	61,014	17,663,657
AmerUs Group a	372,000	22,409,280
Argonaut Group a	241,000	8,567,550
Aspen Insurance Holdings	577,200	14,233,752
Assured Guaranty	701,300	17,532,500
Baldwin & Lyons Cl. B	340,000	9,027,000
Erie Indemnity Company Cl. A	231,000	12,159,840
Endurance Specialty Holdings	353,800	11,516,190
ProAssurance Corporation a	393,454	20,459,608
RLI	179,162	10,265,983
United Fire & Casualty Company	251,900	8,287,510
Wesco Financial	16,540	6,599,460
Zenith National Insurance	203,050	9,772,797

		168,495,127

Other Financial Intermediaries - 1.0%
MarketAxess Holdings a,c	314,300	3,781,029
TSX Group	671,200	30,184,890

		33,965,919

Total		205,042,296

Financial Services - 4.1%
Information and Processing - 1.4%
eFunds Corporation a	1,120,800	28,961,472
SEI Investments Company a	468,200	18,976,146

		47,937,618

Investment Management - 2.2%
AllianceBernstein Holding L.P.	727,000	48,163,750
Cohen & Steers	181,000	4,434,500
Federated Investors Cl. B	422,900	16,514,245
GAMCO Investors Cl. A	135,800	5,425,210
Westwood Holdings Group	98,400	1,943,400

		76,481,105

Other Financial Services - 0.5%
Electro Rent a	240,000	4,080,000
International Securities Exchange Cl. A	270,000	11,245,500
PRG-Schultz International a,c	245,000	149,401

		15,474,901

Total		139,893,624

Health - 7.6%
Commercial Services - 0.1%
Hooper Holmes a	1,916,900	5,539,841
PAREXEL International a	16,000	423,040

		5,962,881

Drugs and Biotech - 2.1%
Accelrys a	40,000	290,800
Applera Corporation- Celera Genomics Group a	346,300	4,048,247
Biosite Diagnostics a,c	20,600	1,069,758
Elan Corporation ADR a,c	13,000	187,720
Endo Pharmaceuticals Holdings a	670,100	21,985,981
Hi-Tech Pharmacal a	610,400	17,213,280
K-V Pharmaceutical Company Cl. A a,c	25,300	610,236
Lexicon Genetics a	1,497,400	8,295,596
Myriad Genetics a	125,000	3,261,250
Orchid Cellmark a,c	49,700	285,278
Perrigo Company	568,900	9,278,759
Zila a	1,633,500	5,210,865

		71,737,770

Health Services - 1.6%
AMERIGROUP Corporation a	185,000	3,892,400
Cross Country Healthcare a	481,300	9,317,968
Healthcare Services Group	872,475	18,636,066
Horizon Health a	301,100	5,961,780
Mediware Information Systems a	57,800	578,000
On Assignment a	85,000	933,300
U.S. Physical Therapy a,b	957,975	16,390,952

		55,710,466

Medical Products and Devices - 2.6%
Applera Corporation- Applied Biosystems Group	77,500	2,103,350
Arrow International	511,000	16,694,370
Datascope	14,701	581,572
Diagnostic Products	47,300	2,252,899
IDEXX Laboratories a,c	84,300	7,280,148
Invacare Corporation	585,900	18,198,054
Orthofix International a	16,000	637,120
Thoratec Corporation a	434,100	8,365,107
Varian Medical Systems a	35,200	1,976,832
Viasys Healthcare a	327,400	9,848,192
Vital Signs	250,695	13,770,676
Young Innovations	222,550	8,127,526

		89,835,846

Personal Care - 1.2%
CNS	314,000	6,763,560
Inter Parfums	878,300	17,504,519
Nutraceutical International a,b	820,946	12,371,656
Regis Corporation	88,600	3,054,928
USANA Health Sciences a,c	19,200	801,024

		40,495,687

Total		263,742,650

Industrial Products - 11.4%
Automotive - 0.6%
Gentex Corporation	286,500	5,002,290
Strattec Security a,b	250,740	9,350,095
Wescast Industries Cl. A	373,700	4,966,241

		19,318,626

Building Systems and Components - 2.2%
Aaon a	125,850	3,009,074
Drew Industries a	724,400	25,752,420
Preformed Line Products Company	189,786	6,437,541
Simpson Manufacturing	885,100	38,324,830
Teleflex	50,000	3,581,500

		77,105,365

Construction Materials - 1.2%
Ash Grove Cement Company a	50,018	8,903,204
Florida Rock Industries	549,187	30,875,293
St. Lawrence Cement Group Cl. A	13,500	355,923
Vulcan Materials Company	11,100	961,815

		41,096,235

Industrial Components - 0.3%
Intermagnetics General a,c	53,500	1,340,175
PerkinElmer	100,000	2,347,000
Powell Industries a	317,000	6,904,260

		10,591,435

Machinery - 3.7%
Eagle Test Systems a,c	142,200	2,189,880
Flow International a,c	30,000	395,100
Franklin Electric	220,900	12,072,185
Graco	257,850	11,714,126
Lincoln Electric Holdings	726,986	39,249,974
National Instruments	7,500	244,650
Nordson Corporation	128,900	6,426,954
PAXAR Corporation a	19,700	385,529
Rofin-Sinar Technologies a	588,400	31,850,092
Tennant Company	132,000	6,906,240
Woodward Governor Company	458,916	15,258,957

		126,693,687

Metal Fabrication and Distribution - 2.0%
Gibraltar Industries	321,212	9,462,906
IPSCO	308,600	32,122,174
Kaydon Corporation	64,000	2,583,040
Metal Management	305,800	9,678,570
NS Group a	5,700	262,371
NN a	25,400	327,914
Schnitzer Steel Industries Cl. A	335,800	14,389,030

		68,826,005

Specialty Chemicals and Materials - 0.3%
Aceto Corporation a	64,300	473,891
Balchem Corporation a	86,900	2,004,783
MacDermid	183,000	5,883,450
Schulman (A.)	75,435	1,867,016

		10,229,140

Other Industrial Products - 1.1%
Brady Corporation Cl. A	391,200	14,654,352
Diebold	270,000	11,097,000
HNI Corporation	230,000	13,570,000
Quixote Corporation a	12,000	297,000

		39,618,352

Total		393,478,845

Industrial Services - 6.5%
Advertising and Publishing - 0.1%
ValueClick a,c	11,900	201,348

Commercial Services - 3.9%
Adesa	604,900	16,175,026
BB Holdings a	94,500	434,700
Carlisle Group a	37,800	74,868
Central Parking	45,000	720,000
Ceridian Corporation a	184,600	4,698,070
Collectors Universe a,c	74,487	1,042,073
Copart a	294,000	8,070,300
Dolby Laboratories Cl. A a	315,300	6,589,770
Exponent a	170,900	5,408,985
FTI Consulting a	568,400	16,216,452
Florida East Coast Industries	164,700	8,877,330
Hewitt Associates Cl. A a,c	190,750	5,672,905
Korn/Ferry International a	634,900	12,945,611
LECG Corporation a	727,100	14,011,217
MPS Group a	666,300	10,194,390
Manpower a	17,700	1,012,086
RCM Technologies a	179,500	1,159,570
RemedyTemp Cl. A a	476,970	5,842,883
SM&A a,b	1,292,300	8,399,950
Viad Corporation	62,225	2,133,073
Watson Wyatt Worldwide Cl. A	114,700	3,736,926
Wright Express a	20,000	561,000

		133,977,185

Engineering and Construction - 0.1%
Champion Enterprises a	20,000	299,200
Dycom Industries a,c	180,800	3,842,000

		4,141,200

Food and Tobacco Processors - 0.1%
Zapata Corporation a,b	1,009,600	6,118,176

Industrial Distribution - 0.2%
Mine Safety Appliances Company	100,000	4,200,000
Ritchie Bros. Auctioneers	101,400	5,019,300

		9,219,300

Printing - 0.4%
Banta Corporation	18,600	966,828
Courier Corporation	157,750	6,994,635
Ennis	290,600	5,666,700

		13,628,163

Transportation and Logistics - 1.6%
Arkansas Best	328,500	12,850,920
Grupo Aeroportuario del Sureste a	272,300	9,089,374
Landstar System	4,200	185,304
Nordic American Tanker Shipping	554,100	15,991,326
Patriot Transportation Holding a	90,800	6,176,216
Universal Truckload Services a	410,051	10,271,778

		54,564,918

Other Industrial Services - 0.1%
Landauer	25,000	1,255,500

Total		223,105,790

Natural Resources - 14.0%
Energy Services - 5.6%
Ensign Energy Services	801,950	30,832,346
Helmerich & Payne	14,100	984,462
Input/Output a,c	666,700	6,473,657
Lufkin Industries	43,949	2,436,533
Oil States International a,c	261,700	9,643,645
Pason Systems a	908,700	24,338,858
Patterson-UTI Energy	490,400	15,673,184
Precision Drilling Trust	255,100	8,249,934
RPC	579,425	13,239,861
TETRA Technologies a	914,250	43,006,320
Trican Well Service a	760,500	34,676,221
Willbros Group a,c	121,500	2,471,310

		192,026,331

Oil and Gas - 3.2%
Carrizo Oil & Gas a,c	23,200	602,968
Cimarex Energy	654,614	28,318,602
Edge Petroleum a	655,500	16,374,390
Penn Virginia	7,000	497,000
PetroCorp a,d	210,800	0
St. Mary Land & Exploration Company a	667,400	27,249,942
SEACOR Holdings a	115,000	9,108,000
Unit Corporation a	452,600	25,232,450
Weatherford International a	106,580	4,876,035

		112,259,387

Precious Metals and Mining - 5.2%
Agnico-Eagle Mines	763,400	23,245,530
Apex Silver Mines a	519,000	12,326,250
Eldorado Gold a	1,989,400	9,509,332
Glamis Gold a	880,700	28,781,276
Goldcorp	808,600	23,651,550
Golden Star Resources a,c	1,675,300	5,344,207
Hecla Mining Company a,c	2,641,800	17,462,298
Kingsgate Consolidated a	108,563	500,518
Meridian Gold a	984,000	29,175,600
Minefinders Corporation a,c	587,700	4,537,044
Pan American Silver a,c	364,500	9,258,300
Silver Standard Resources a,c	764,000	15,707,840

		179,499,745

Total		483,785,463

Technology - 16.6%
Aerospace and Defense - 0.5%
Curtiss-Wright a	193,000	12,776,600
Innovative Solutions and Support a,c	102,200	1,328,600
Integral Systems	101,500	2,739,485
TVI Corporation a	263,700	1,041,615

		17,886,300

Components and Systems - 3.8%
American Power Conversion	550,000	12,710,500
Digi International a,b	1,153,500	13,461,345
Dionex Corporation a	227,426	13,982,150
Electronics for Imaging a	32,000	895,040
Energy Conversion Devices a	25,000	1,229,500
Excel Technology a	159,900	4,712,253
Hutchinson Technology a,c	73,300	2,211,461
International DisplayWorks a,c	213,600	1,399,080
Nam Tai Electronics	347,250	7,955,498
Plexus Corporation a	346,400	13,014,248
Richardson Electronics	564,662	5,307,823
Rimage Corporation a,c	415,103	9,373,026
TTM Technologies a	840,300	12,175,947
Technitrol	368,800	8,843,824
Tektronix	674,300	24,079,253

		131,350,948

Distribution - 1.1%
Arrow Electronics a	50,800	1,639,316
Benchmark Electronics a	434,500	16,663,075
Nu Horizons Electronics a,b	1,278,134	10,876,920
Solectron Coporation a	2,467,900	9,871,600

		39,050,911

Internet Software and Services - 0.8%
Corillian Corporation a,b	2,621,791	10,198,767
eResearch Technology a	254,500	3,662,255
Internet Security Systems a	25,000	599,500
Packeteer a	764,900	8,872,840
RSA Security a,c	104,200	1,869,348
WebEx Communications a,c	95,500	3,215,485

		28,418,195

IT Services - 2.2%
BearingPoint a,c	689,200	5,851,308
Forrester Research a	288,700	6,443,784
Gartner Cl. A a	162,000	2,259,900
Keane a	153,100	2,411,325
MAXIMUS	701,400	25,236,372
Perot Systems Cl. A a	2,008,500	31,252,260
Sapient Corporation a	325,000	2,479,750
Syntel	66,948	1,266,656

		77,201,355

Semiconductors and Equipment - 3.4%
ADE Corporation a	32,584	997,722
Advanced Energy Industries a,c	12,750	180,158
Cabot Microelectronics a,c	292,000	10,833,200
Catalyst Semiconductor a	319,800	1,567,020
Cognex Corporation	202,200	5,993,208
DSP Group a	49,500	1,435,995
Entegris a	1,493,400	15,889,776
Exar Corporation a	306,741	4,380,261
Fairchild Semiconductor International Cl. A a,c	858,500	16,371,595
GSI Group a	163,600	1,807,780
IXYS Corporation a	524,815	4,838,794
MIPS Technologies a	1,442,300	10,759,558
OmniVision Technologies a	526,700	15,906,340
Semitool a	1,077,967	12,256,485
Sigmatel a,c	1,280,100	11,188,074
Teradyne a,c	31,400	487,014
Varian a,c	50,000	2,059,000

		116,951,980

Software - 2.2%
Adobe Systems a	6,500	226,980
Autodesk a	23,400	901,368
Fair Isaac	94,700	3,752,014
InterVideo a,b	784,300	8,517,498
iPass a	2,287,600	18,323,676
Macrovision Corporation a	202,900	4,494,235
ManTech International Cl. A a	446,755	14,841,201
Pervasive Software a,b	1,585,200	6,531,024
SPSS a	54,161	1,714,737
THQ a,c	5,000	129,450
Transaction Systems Architects Cl. A a	507,290	15,832,521

		75,264,704

Telecommunications - 2.6%
Catapult Communications a,b	896,800	11,927,440
Foundry Networks a	1,372,100	24,917,336
Intervoice a	1,033,200	8,895,852
KVH Industries a	231,000	2,557,170
NETGEAR a,c	805,000	15,303,050
Novatel Wireless a,c	59,640	533,778
Premiere Global Services a	1,035,500	8,335,775
ViaSat a	33,800	968,370
West Corporation a	329,300	14,706,538

		88,145,309

Total		574,269,702

Miscellaneous e - 4.9%
Total		168,633,602

TOTAL COMMON STOCKS
(Cost $2,277,542,589)		3,264,408,340

REPURCHASE AGREEMENTS - 5.1%
State Street Bank & Trust Company, 4.60% dated 3/31/06, due 4/3/06, maturity value $86,447,125 (collateralized by obligations of various U.S. Government Agencies, valued at $88,575,825) (Cost $86,414,000)		86,414,000

Lehman Brothers (Tri-Party), 4.73% dated 3/31/06, due 4/3/06, maturity value $90,035,475 (collateralized by obligations of various U.S. Government Agencies, valued at $91,839,129) (Cost $90,000,000)		90,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $176,414,000)		176,414,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED - 1.3%
U.S. Treasury Bills
due 8/17/06	$2,704	2,704
U.S. Treasury Bonds
6.125%-8.125% due 8/15/19-11/15/27	4,436	4,524
U.S. Treasury Notes
3.375%-4.00% due 1/15/07-2/15/15	231,347	233,204
Money Market Funds
AIM Liquid Assets Institutional Fund (7 day yield-4.5921%)		35,648,565
AIM Treasury Assets Institutional Fund (7 day yield-4.4076%)		5,886,044
Janus Institutional Money Market Fund (7 day yield-4.3946%)		2,572,885

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $44,347,926)		44,347,926

TOTAL INVESTMENTS - 101.0%
(Cost $2,498,304,515)		3,485,170,266

LIABILITIES LESS CASH AND OTHER ASSETS - (1.0)%		(34,387,521)

NET ASSETS - 100.0%		$3,450,782,745

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
MARCH 31, 2006 (UNAUDITED)

COMMON STOCKS - 83.5%
	SHARES	VALUE
Consumer Products - 1.6%
Food/Beverage/Tobacco - 0.5%
Green Mountain Coffee Roasters a	42,600	$1,692,072
Jones Soda a,c	267,800	2,209,350

		3,901,422

Sports and Recreation - 0.4%
Arctic Cat	129,200	3,108,552

Other Consumer Products - 0.7%
RC2 Corporation a	133,700	5,322,597
Radica Games	122,000	1,171,200

		6,493,797

Total		13,503,771

Consumer Services - 5.4%
Leisure and Entertainment - 2.5%
Dover Downs Gaming & Entertainment	148,000	3,221,960
FortuNet a,c	235,000	3,372,250
4Kids Entertainment a	96,100	1,651,959
Multimedia Games a	370,700	5,516,016
New Frontier Media a	652,100	4,949,439
Progressive Gaming International a,c	306,400	2,932,248

		21,643,872

Restaurants and Lodgings - 0.3%
Benihana Cl. A a	92,585	2,862,728

Retail Stores - 2.6%
A.C. Moore Arts & Crafts a	182,500	3,358,000
Buckle (The)	136,000	5,569,200
Cache a	194,250	3,562,545
Cato Corporation Cl. A	249,300	5,948,298
Charlotte Russe Holding a	82,600	1,767,640
Duckwall-ALCO Stores a	83,950	1,982,060

		22,187,743

Total		46,694,343

Financial Intermediaries - 4.3%
Banking - 0.9%
Bancorp (The) a	45,370	1,113,834
Canadian Western Bank	186,000	6,509,243

		7,623,077

Insurance - 3.2%
American Safety Insurance Holdings a	264,500	4,419,795
Argonaut Group a	241,100	8,571,105
Baldwin & Lyons Cl. B	29,750	789,862
NYMAGIC	162,900	4,859,307
Navigators Group a	122,100	6,056,160
United Fire & Casualty Company	100,000	3,290,000

		27,986,229

Securities Brokers - 0.2%
Sanders Morris Harris Group	109,600	1,757,984

Total		37,367,290

Financial Services - 0.7%
Investment Management - 0.4%
ADDENDA Capital	103,500	2,556,814
Westwood Holdings Group	40,300	795,925

		3,352,739

Other Financial Services - 0.3%
Electro Rent a	186,500	3,170,500

Total		6,523,239

Health - 12.4%
Commercial Services - 0.9%
Discovery Partners International a	345,000	838,350
First Consulting Group a	604,729	4,468,947
Hooper Holmes a	968,000	2,797,520

		8,104,817

Drugs and Biotech - 5.8%
Accelrys a	200,000	1,454,000
Barrier Therapeutics a	235,300	2,277,704
Cardiome Pharma a	186,600	2,369,820
Cell Genesys a	502,500	4,009,950
Cerus Corporation a	482,800	4,132,768
Dendreon Corporation a	447,500	2,107,725
Compugen a	326,000	1,255,100
DUSA Pharmaceuticals a	587,800	4,149,868
Dyax Corporation a	528,700	3,066,460
Gene Logic a	728,575	3,344,159
Lexicon Genetics a	810,400	4,489,616
Maxygen a	325,000	2,691,000
Myriad Genetics a	143,000	3,730,870
Orchid Cellmark a	431,300	2,475,662
VIVUS a	1,219,400	4,060,602
Zila a	1,499,300	4,782,767

		50,398,071

Health Services - 1.1%
Bio-Imaging Technologies a,b	581,400	2,470,950
HMS Holdings a	95,000	831,250
Horizon Health a	128,100	2,536,380
U.S. Physical Therapy a	198,700	3,399,757

		9,238,337

Medical Products and Devices - 4.2%
Adeza Biomedical a	100,000	2,113,000
Bioveris Corporation a	466,000	1,826,720
Bruker BioSciences a	1,266,000	6,836,400
Caliper Life Sciences a	364,600	2,333,440
Exactech a	232,458	3,249,763
Medical Action Industries a	84,300	2,022,357
Merit Medical Systems a	172,000	2,065,720
NMT Medical a	166,400	2,692,352
OrthoLogic Corporation a	242,500	533,500
Possis Medical a	274,800	2,791,968
Shamir Optical Industry a	221,700	2,212,566
Synovis Life Technologies a	136,800	1,400,832
Vital Signs	28,300	1,554,519
Young Innovations	120,550	4,402,486

		36,035,623

Personal Care - 0.4%
Nutraceutical International a	240,100	3,618,307

Total		107,395,155

Industrial Products - 10.6%
Automotive - 0.2%
Wescast Industries Cl. A	123,100	1,635,922

Building Systems and Components - 2.7%
Aaon a	187,000	4,471,170
Cavco Industries a	79,501	3,862,954
Drew Industries a	288,400	10,252,620
LSI Industries	295,250	5,031,060

		23,617,804

Construction Materials - 0.1%
Synalloy Corporation a	80,700	1,209,693

Industrial Components - 1.2%
Intermagnetics General a	235,050	5,888,003
Powell Industries a	220,900	4,811,202

		10,699,205

Machinery - 0.5%
Key Technology a	256,483	3,126,528
Tennant Company	15,700	821,424

		3,947,952

Metal Fabrication and Distribution - 4.8%
Harris Steel Group	352,800	8,307,574
Metal Management	233,500	7,390,275
Novamerican Steel a	203,400	9,346,230
Olympic Steel	257,900	7,783,422
RTI International Metals a	40,000	2,194,000
Steel Technologies a	258,800	6,288,840

		41,310,341

Other Industrial Products - 1.1%
Color Kinetics a	141,100	2,988,498
Distributed Energy Systems a	451,900	3,208,490
Peerless Manufacturing a,b	156,400	3,049,800

		9,246,788

Total		91,667,705

Industrial Services - 6.5%
Commercial Services - 2.9%
BB Holdings a	1,001,693	4,607,788
Bennett Environmental a	225,000	1,003,500
Collectors Universe a	312,505	4,371,945
CorVel Corporation a	127,800	2,814,156
Exponent a	274,317	8,682,133
Neogen Corporation a	63,700	1,560,650
PDI a	190,100	2,218,467

		25,258,639

Food and Tobacco Processors - 0.7%
Omega Protein a	329,800	1,883,158
Zapata Corporation a	673,600	4,082,016

		5,965,174

Printing - 1.0%
CSS Industries	64,000	2,095,360
Courier Corporation	95,532	4,235,889
Ennis	139,500	2,720,250

		9,051,499

Transportation and Logistics - 1.9%
Marten Transport a	208,050	3,763,625
Patriot Transportation Holding a	89,800	6,108,196
Vitran Corporation Cl. A a	308,050	6,182,564

		16,054,385

Total		56,329,697

Natural Resources - 19.8%
Energy Services - 7.0%
Dawson Geophysical a	129,000	3,560,400
Enerflex Systems	71,700	1,713,531
Gulf Island Fabrication	251,900	5,962,473
Input/Output a	719,000	6,981,490
Pason Systems a	309,300	8,284,372
RPC	131,900	3,013,915
TGC Industries a	386,700	4,230,498
Tesco Corporation a	552,300	10,515,792
TETRA Technologies a	171,000	8,043,840
Total Energy Services Trust	394,500	5,742,604
Western Lakota Energy Services a	179,400	2,765,081

		60,813,996

Oil and Gas - 1.9%
Bronco Drilling Company a	38,700	1,017,810
Edge Petroleum a	144,100	3,599,618
Exploration Company of Delaware a,c	154,100	1,732,084
Particle Drilling Technologies a,c	331,900	1,778,984
PetroCorp a,d	465,300	0
Pioneer Drilling Company a	269,000	4,419,670
Savanna Energy Services a	154,500	3,704,243

		16,252,409

Precious Metals and Mining - 10.5%
African Platinum a	3,400,000	2,481,004
Alamos Gold a,c	658,100	5,325,209
Eldorado Gold a	415,000	1,983,700
Endeavour Silver a,c	339,300	1,380,036
Entree Gold a	1,522,600	3,578,110
Etruscan Resources a	2,609,400	4,245,288
Gammon Lake Resources a	569,000	10,298,900
Hecla Mining Company a	729,500	4,821,995
Kingsgate Consolidated a	1,085,908	5,006,468
Metallica Resources a	1,786,800	5,878,572
Mexgold Resources a	573,800	3,621,104
Miramar Mining a	621,500	2,106,885
Northern Orion Resources a	1,940,900	8,772,868
NovaGold Resources a	664,100	10,160,730
Silver Standard Resources a	336,600	6,920,496
Spur Ventures a	1,128,600	1,275,636
US Gold a,c	416,950	3,785,906
Western Silver a	424,300	9,958,321

		91,601,228

Real Estate - 0.4%
Kennedy-Wilson a	208,900	3,530,410

Total		172,198,043

Technology - 18.4%
Aerospace and Defense - 2.1%
Axsys Technologies a	221,600	3,778,280
Cubic Corporation	63,700	1,524,978
Ducommun a	204,600	4,542,120
Integral Systems	173,100	4,671,969
TVI Corporation a	874,700	3,455,065

		17,972,412

Components and Systems - 4.0%
Digi International a	268,200	3,129,894
Excel Technology a	153,900	4,535,433
MOCON	45,775	412,891
Metrologic Instruments a	159,500	3,689,235
OSI Systems a	45,700	965,641
Perceptron a	212,600	1,809,226
Performance Technologies a	298,300	2,237,250
Richardson Electronics	442,500	4,159,500
Rimage Corporation a	198,050	4,471,969
SimpleTech a	567,700	2,134,552
TTM Technologies a	483,200	7,001,568

		34,547,159

Distribution - 0.2%
Jaco Electronics a,b	339,050	1,288,390

Internet Software and Services - 1.7%
Answers Corporation a,c	115,700	1,389,557
CryptoLogic	146,700	3,783,393
EDGAR Online a,c	512,500	2,624,000
Inforte Corporation a	542,600	2,376,588
Packeteer a	235,400	2,730,640
SupportSoft a	485,000	2,148,550

		15,052,728

IT Services - 0.9%
answerthink a	318,800	2,049,884
Forrester Research a	260,800	5,821,056

		7,870,940

Semiconductors and Equipment - 3.2%
Advanced Energy Industries a	284,000	4,012,920
Cascade Microtech a	206,900	2,691,769
CEVA a	544,900	3,612,687
Integrated Silicon Solution a	320,800	2,130,112
MIPS Technologies a	281,200	2,097,752
PDF Solutions a	160,900	3,044,228
Semitool a	329,300	3,744,141
Staktek Holdings a	597,000	3,701,400
White Electronic Designs a	477,600	2,798,736

		27,833,745

Software - 3.4%
InterVideo a	263,800	2,864,868
iPass a	732,500	5,867,325
Fundtech a	145,000	1,657,350
Omnicell a	190,000	2,164,100
PLATO Learning a	749,925	7,116,788
SCO Group (The) a,c	493,100	2,144,985
Transaction Systems Architects Cl. A a	193,300	6,032,893
Unica Corporation a	169,800	1,967,982

		29,816,291

Telecommunications - 2.9%
Anaren a	192,900	3,755,763
Atlantic Tele-Network	75,000	4,275,000
Captaris a	304,000	1,407,520
Catapult Communications a	170,700	2,270,310
Essex Corporation a	94,200	2,074,284
Globecomm Systems a	375,800	2,780,920
KVH Industries a	96,400	1,067,148
Novatel Wireless a,c	575,600	5,151,620
PC-Tel a	234,700	2,234,344

		25,016,909

Total		159,398,574

Miscellaneous e - 3.8%
Total		33,134,879

TOTAL COMMON STOCKS
(Cost $483,585,298)		724,212,696

REPURCHASE AGREEMENTS - 15.7%
State Street Bank & Trust Company, 4.60% dated 3/31/06, due 4/3/06, maturity value $65,946,270 (collateralized by obligations of various U.S. Government Agencies, valued at $67,572,900) (Cost $65,921,000)		65,921,000

Lehman Brothers (Tri-Party), 4.73% dated 3/31/06, due 4/3/06, maturity value $70,027,592 (collateralized by obligations of various U.S. Government Agencies, valued at $71,432,331) (Cost $70,000,000)		70,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $135,921,000)		135,921,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED - 1.7%
U.S. Treasury Bonds
2.00%-8.875% due 5/15/16-5/15/30	$13,801,426	14,190,354
U.S. Treasury Notes
2.375%-3.875% due 8/15/06-1/15/09	601,716	603,779
U.S. Treasury Strip-Principal
due 8/15/22-8/15/23	192,351	192,351
U.S. Treasury Strip-Interest
due 11/15/15-8/15/16	11,777	11,777

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $14,998,261)		14,998,261

TOTAL INVESTMENTS - 100.9%
(Cost $634,504,559)		875,131,957

LIABILITIES LESS CASH AND OTHER ASSETS - (0.9)%		(7,642,839)

NET ASSETS - 100.0%		$867,489,118

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
MARCH 31, 2006 (UNAUDITED)

COMMON STOCKS - 85.0%
	SHARES	VALUE
Consumer Products - 11.5%
Apparel and Shoes - 3.8%
Columbia Sportswear Company a	544,500	$29,038,185
Polo Ralph Lauren Cl. A	1,272,500	77,126,225
Timberland Company Cl. A a	2,368,600	81,077,178

		187,241,588

Home Furnishing and Appliances - 0.8%
Ethan Allen Interiors	961,700	40,410,634

Sports and Recreation - 5.2%
Thor Industries b	2,973,700	158,676,632
Winnebago Industries b	3,021,400	91,669,276

		250,345,908

Other Consumer Products - 1.7%
Fossil a	2,730,200	50,727,116
Matthews International Cl. A	800,700	30,634,782

		81,361,898

Total		559,360,028

Consumer Services - 5.7%
Direct Marketing - 1.5%
Nu Skin Enterprises Cl. A b	4,086,500	71,636,345

Retail Stores - 3.4%
Big Lots a	3,722,500	51,966,100
Charming Shoppes a	1,860,100	27,659,687
Claire’s Stores a	1,043,700	37,896,747
Pier 1 Imports	4,153,900	48,226,779

		165,749,313

Other Consumer Services - 0.8%
Corinthian Colleges a	2,703,500	38,930,400

Total		276,316,058

Financial Intermediaries - 6.7%
Insurance - 4.6%
Alleghany Corporation a	306,190	88,641,924
Erie Indemnity Company Cl. A	1,249,200	65,757,888
ProAssurance Corporation a	777,500	40,430,000
Wesco Financial	73,400	29,286,600

		224,116,412

Other Financial Intermediaries - 2.1%
TSX Group	2,284,000	102,714,972

Total		326,831,384

Financial Services - 1.8%
Information and Processing - 0.9%
Interactive Data a	1,790,400	42,074,400

Investment Management - 0.9%
Federated Investors Cl. B	1,189,700	46,457,785

Total		88,532,185

Health - 6.5%
Drugs and Biotech - 3.7%
Endo Pharmaceuticals Holdings a	3,604,250	118,255,442
Perrigo Company	3,633,100	59,255,861

		177,511,303

Medical Products and Devices - 2.8%
Arrow International	1,066,825	34,853,173
IDEXX Laboratories a	602,300	52,014,628
Viasys Healthcare a,b	1,656,900	49,839,552

		136,707,353

Total		314,218,656

Industrial Products - 16.7%
Building Systems and Components - 2.6%
Simpson Manufacturing b	2,869,300	124,240,690

Construction Materials - 1.6%
Florida Rock Industries	1,392,475	78,284,945

Machinery - 5.3%
Lincoln Electric Holdings b	2,769,597	149,530,542
National Instruments	1,304,087	42,539,318
Woodward Governor Company b	1,921,812	63,900,249

		255,970,109

Metal Fabrication and Distribution - 7.2%
IPSCO	1,698,300	176,776,047
Reliance Steel & Aluminum	1,134,900	106,589,808
Schnitzer Steel Industries Cl. A b	1,591,300	68,187,205

		351,553,060

Total		810,048,804

Industrial Services - 8.0%
Commercial Services - 1.3%
Adesa	2,355,000	62,972,700

Engineering and Construction - 1.1%
Dycom Industries a,b	2,578,300	54,788,875

Industrial Distribution - 1.8%
Ritchie Bros. Auctioneers b	1,776,200	87,921,900

Transportation and Logistics - 3.8%
Arkansas Best b	1,904,302	74,496,294
EGL a,b	2,393,600	107,712,000

		182,208,294

Total		387,891,769

Natural Resources - 14.6%
Energy Services - 5.3%
Ensign Energy Services	3,551,500	136,543,520
Trican Well Service a	2,585,900	117,908,272

		254,451,792

Oil and Gas - 3.3%
Cimarex Energy	1,097,200	47,464,872
Unit Corporation a	2,011,800	112,157,850

		159,622,722

Precious Metals and Mining - 6.0%
Glamis Gold a	3,642,500	119,036,900
Meridian Gold a	3,347,000	99,238,550
Pan American Silver a	2,919,800	74,162,920

		292,438,370

Total		706,512,884

Technology - 13.5%
Components and Systems - 3.3%
Dionex Corporation a,b	1,115,500	68,580,940
Tektronix	1,569,400	56,043,274
Zebra Technologies Cl. A a	791,400	35,391,408

		160,015,622

Distribution - 1.0%
Benchmark Electronics a	1,300,000	49,855,000

IT Services - 3.4%
Gartner Cl. A a	3,130,600	43,671,870
Keane a	2,145,300	33,788,475
MAXIMUS	732,600	26,358,948
Perot Systems Cl. A a	3,770,900	58,675,204

		162,494,497

Semiconductors and Equipment - 2.6%
Cabot Microelectronics a,b,c	1,930,800	71,632,680
Cognex Corporation	1,809,000	53,618,760

		125,251,440

Software - 0.7%
Fair Isaac	813,000	32,211,060

Telecommunications - 2.5%
Foundry Networks a	4,889,900	88,800,584
West Corporation a	771,600	34,459,656

		123,260,240

Total		653,087,859

TOTAL COMMON STOCKS
(Cost $2,478,090,289)		4,122,799,627

REPURCHASE AGREEMENTS - 14.3%
State Street Bank & Trust Company, 4.60% dated 3/31/06, due 4/3/06, maturity value $348,724,627 (collateralized by obligations of various U.S. Government Agencies, valued at $357,306,600) (Cost $348,591,000)		348,591,000

Lehman Brothers (Tri-Party), 4.73% dated 3/31/06, due 4/3/06, maturity value $345,135,987 (collateralized by obligations of various U.S. Government Agencies, valued at $352,040,181) (Cost $345,000,000)		345,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $693,591,000)		693,591,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED - 0.1%
U.S. Treasury Bonds
9.875% due 11/15/15	$278,676	286,121
U.S. Treasury Notes
3.50% due 2/15/10	2,232	2,243
U.S. Treasury Strip-Principal
due 8/15/22-8/15/23	1,621,282	1,621,282
U.S. Treasury Strip-Interest
due 8/15/09-8/15/16	3,006,401	3,006,401

TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $4,916,047)		4,916,047

TOTAL INVESTMENTS - 99.4%
(Cost $3,176,597,336)		4,821,306,674

CASH AND OTHER ASSETS LESS LIABILITIES - 0.6%		31,312,484

NET ASSETS - 100.0%		$4,852,619,158

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
MARCH 31, 2006 (UNAUDITED)

COMMON STOCKS - 87.5%
	SHARES	VALUE
Consumer Products - 7.1%
Apparel and Shoes - 1.4%
K-Swiss Cl. A	827,000	$24,925,780
Oakley a	1,552,800	26,428,656
Stride Rite	979,200	14,178,816

		65,533,252

Collectibles - 0.4%
Topps Company (The)	1,905,316	16,709,621

Food/Beverage/Tobacco - 0.1%
Boston Beer Company Cl. A a	192,800	5,014,728

Home Furnishing and Appliances - 1.6%
La-Z-Boy	950,900	16,165,300
Natuzzi ADR a,b	2,821,200	20,594,760
Select Comfort a	928,400	36,718,220

		73,478,280

Publishing - 0.5%
Journal Communications Cl. A	1,676,400	20,787,360

Sports and Recreation - 2.1%
Arctic Cat b	1,298,360	31,238,542
Callaway Golf Company	2,417,200	41,575,840
Monaco Coach	1,115,650	14,949,710
Sturm, Ruger & Company a	941,800	7,515,564

		95,279,656

Other Consumer Products - 1.0%
Fossil a	1,905,800	35,409,764
Leapfrog Enterprises a,c	912,600	9,691,812

		45,101,576

Total		321,904,473

Consumer Services - 9.7%
Direct Marketing - 1.3%
Nu Skin Enterprises Cl. A	3,342,900	58,601,037

Leisure and Entertainment - 0.8%
Activision a	150,000	2,068,500
4Kids Entertainment a,b	671,600	11,544,804
Multimedia Games a	1,252,438	18,636,277
New Frontier Media a	566,900	4,302,771

		36,552,352

Restaurants and Lodgings - 1.4%
Applebee’s International a	811,000	19,910,050
Ruby Tuesday	843,500	27,059,480
Ryan’s Restaurant Group a	1,288,900	18,689,050

		65,658,580

Retail Stores - 5.2%
AnnTaylor Stores a	405,000	14,899,950
Big Lots a	2,260,600	31,557,976
Buckle (The)	553,900	22,682,205
Cache a,b	1,017,800	18,666,452
Cato Corporation Cl. A	497,350	11,866,771
Charming Shoppes a	2,268,400	33,731,108
Claire’s Stores a	1,317,200	47,827,532
Finish Line (The) Cl. A	875,700	14,405,265
Hibbett Sporting Goods a	110,137	3,633,420
Pier 1 Imports	3,011,900	34,968,159

		234,238,838

Other Consumer Services - 1.0%
Corinthian Colleges a	2,534,550	36,497,520
MoneyGram International	355,000	10,905,600

		47,403,120

Total		442,453,927

Financial Intermediaries - 3.5%
Banking - 0.1%
Bancorp (The) a	245,870	6,036,108

Insurance - 2.0%
Argonaut Group a	804,900	28,614,195
Aspen Insurance Holdings	803,000	19,801,980
CNA Surety a	720,100	12,047,273
NYMAGIC	361,500	10,783,545
Navigators Group a	250,200	12,409,920
Ohio Casualty	185,500	5,880,350
Phoenix Companies (The) a	171,300	2,792,190

		92,329,453

Securities Brokers - 0.9%
Knight Capital Group Cl. A a	2,725,400	37,964,822

Other Financial Intermediaries - 0.5%
MarketAxess Holdings a	617,500	7,428,525
TSX Group	300,000	13,491,459

		20,919,984

Total		157,250,367

Financial Services - 2.2%
Information and Processing - 1.9%
eFunds Corporation a,b	3,041,700	78,597,528
Morningstar a	114,500	5,126,165

		83,723,693

Investment Management - 0.3%
Ichiyoshi Securities	257,200	4,960,442
Mito Securities	622,000	5,517,145
SMBS Friend	577,500	5,102,803

		15,580,390

Total		99,304,083

Health - 10.4%
Commercial Services - 0.3%
Discovery Partners International a,b	2,409,200	5,854,356
Hooper Holmes a	2,290,900	6,620,701

		12,475,057

Drugs and Biotech - 6.7%
Applera Corporation- Celera Genomics Group a	303,400	3,546,746
Cell Genesys a,b,c	3,366,600	26,865,468
Connetics Corporation a	493,200	8,349,876
Dendreon Corporation a,c	2,066,000	9,730,860
Elan Corporation ADR a	2,046,100	29,545,684
Endo Pharmaceuticals Holdings a	2,490,200	81,703,462
Exelixis a	607,600	7,297,276
Lexicon Genetics a,b	4,071,100	22,553,894
Martek Biosciences a	32,500	1,066,975
Maxygen a	840,200	6,956,856
Myriad Genetics a	870,800	22,719,172
Orchid Cellmark a,b	1,543,800	8,861,412
Perrigo Company	3,994,300	65,147,033
VIVUS a,b	3,638,300	12,115,539

		306,460,253

Health Services - 0.5%
Cross Country Healthcare a	745,500	14,432,880
MedQuist a	750,200	9,970,158

		24,403,038

Medical Products and Devices - 2.5%
Bioveris Corporation a,b	2,243,400	8,794,128
Bruker BioSciences a,b	6,009,800	32,452,920
Caliper Life Sciences a	1,573,000	10,067,200
CONMED Corporation a	205,500	3,935,325
Medical Action Industries a	489,500	11,743,105
Possis Medical a,b	1,134,000	11,521,440
Shamir Optical Industry a	345,300	3,446,094
Thoratec Corporation a	850,200	16,383,354
Viasys Healthcare a	477,200	14,354,176

		112,697,742

Personal Care - 0.4%
Helen of Troy a	813,100	17,237,720

Total		473,273,810

Industrial Products - 8.2%
Automotive - 0.1%
LKQ Corporation a	198,200	4,124,542

Building Systems and Components - 0.2%
Aaon a	347,500	8,308,725

Industrial Components - 0.2%
Powell Industries a	503,000	10,955,340

Machinery - 0.6%
Lincoln Electric Holdings	487,800	26,336,322

Metal Fabrication and Distribution - 5.8%
Harris Steel Group b	1,894,400	44,608,469
IPSCO	809,800	84,292,082
Metal Management b	2,311,900	73,171,635
Olympic Steel b	770,200	23,244,636
Schnitzer Steel Industries Cl. A	592,200	25,375,770
Steel Technologies a	612,200	14,876,460

		265,569,052

Specialty Chemicals and Materials - 0.6%
Schulman (A.)	1,123,300	27,801,675

Other Industrial Products - 0.7%
Color Kinetics a	611,400	12,949,452
Steelcase Cl. A a	991,500	17,847,000

		30,796,452

Total		373,892,108

Industrial Services - 6.2%
Commercial Services - 2.5%
Adesa	2,050,500	54,830,370
CBIZ a	660,500	5,284,000
Ceridian Corporation a	390,000	9,925,500
Copart a	210,143	5,768,425
Exponent a	200,200	6,336,330
FTI Consulting a	458,700	13,086,711
MPS Group a	324,700	4,967,910
Navigant Consulting a	48,800	1,041,880
PDI a	606,900	7,082,523
Spherion Corporation a	369,000	3,837,600

		112,161,249

Engineering and Construction - 2.4%
Dycom Industries a	1,638,400	34,816,000
Insituform Technologies Cl. A a,b	1,524,300	40,546,380
Palm Harbor Homes a,b,c	1,498,300	32,108,569

		107,470,949

Food and Tobacco Processors - 0.2%
Omega Protein a,b	1,844,500	10,532,095

Printing - 0.2%
Ennis	622,500	12,138,750

Transportation and Logistics - 0.9%
Heartland Express	650,000	14,163,500
Universal Truckload Services a	399,800	10,014,990
Werner Enterprises	925,000	16,992,250

		41,170,740

Total		283,473,783

Natural Resources - 21.2%
Energy Services - 5.8%
Ensign Energy Services	1,775,000	68,242,925
Global Industries a	752,050	10,897,205
Input/Output a,b	5,993,500	58,196,885
Oil States International a	336,200	12,388,970
Pason Systems a	1,309,000	35,060,599
Tesco Corporation a,b	2,499,000	47,580,960
TETRA Technologies a	434,700	20,448,288
Total Energy Services Trust	858,900	12,502,719

		265,318,551

Oil and Gas - 2.2%
St. Mary Land & Exploration Company a	628,000	25,641,240
Unit Corporation a	1,304,500	72,725,875

		98,367,115

Precious Metals and Mining - 13.2%
African Platinum a	16,607,468	12,118,596
Agnico-Eagle Mines	2,935,000	89,370,750
Alamos Gold a,c	1,908,100	15,439,949
Eldorado Gold a	1,895,100	9,058,578
Gammon Lake Resources a	2,561,300	46,359,530
Glamis Gold a	2,254,100	73,663,988
Hecla Mining Company a,b	7,583,000	50,123,630
Ivanhoe Mines a	3,788,400	36,482,292
Meridian Gold a	2,534,400	75,144,960
Minefinders Corporation a,b	2,064,300	15,936,396
Northern Orion Resources a,b	8,681,600	39,240,832
NovaGold Resources a	1,132,600	17,328,780
Pan American Silver a	1,461,800	37,129,720
Randgold Resources a	500,000	9,085,000
Silver Standard Resources a,c	2,635,000	54,175,600
Western Silver a	758,500	17,801,995

		598,460,596

Total		962,146,262

Technology - 18.2%
Aerospace and Defense - 0.8%
HEICO Corporation Cl. A	923,100	25,136,013
Integral Systems	494,800	13,354,652

		38,490,665

Components and Systems - 2.5%
KEMET Corporation a	1,378,800	13,057,236
Methode Electronics	955,700	10,407,573
TTM Technologies a	1,450,300	21,014,847
Technitrol	1,604,500	38,475,910
Tektronix	897,300	32,042,583

		114,998,149

Internet Software and Services - 2.0%
CryptoLogic b	705,675	18,199,358
eResearch Technology a	1,070,500	15,404,495
Packeteer a	805,800	9,347,280
RSA Security a	325,000	5,830,500
RealNetworks a	4,958,900	40,910,925

		89,692,558

IT Services - 3.0%
CIBER a	323,700	2,065,206
Forrester Research a	938,600	20,949,552
MAXIMUS	237,900	8,559,642
Perot Systems Cl. A a	4,707,000	73,240,920
RADVision a	160,000	2,856,000
Syntel	1,402,400	26,533,408

		134,204,728

Semiconductors and Equipment - 3.7%
ADE Corporation a	85,100	2,605,762
Brooks Automation a	495,504	7,055,977
Catalyst Semiconductor a	496,200	2,431,380
CEVA a,b	1,306,800	8,664,084
Cognex Corporation	70,000	2,074,800
Credence Systems a	2,655,000	19,487,700
DTS a	238,300	4,684,978
ESS Technology a,b	2,258,900	7,499,548
Entegris a	1,715,300	18,250,792
Exar Corporation a	1,412,464	20,169,986
Fairchild Semiconductor International Cl. A a	1,292,500	24,647,975
GSI Group a	344,400	3,805,620
MKS Instruments a	261,900	6,136,317
OmniVision Technologies a	313,500	9,467,700
Photronics a	709,000	13,300,840
Semitool a	898,233	10,212,909
Sigmatel a	700,000	6,118,000

		166,614,368

Software - 2.9%
Epicor Software a	363,500	4,881,805
iPass a,b	3,288,600	26,341,686
Macrovision Corporation a	409,100	9,061,565
ManTech International Cl. A a	837,900	27,835,038
PLATO Learning a,b	1,336,312	12,681,601
SPSS a	189,272	5,992,352
THQ a	312,500	8,090,625
Transaction Systems Architects Cl. A a	1,145,400	35,747,934

		130,632,606

Telecommunications - 3.3%
CommScope a	650,700	18,577,485
Foundry Networks a	4,393,100	79,778,696
KVH Industries a,b	1,202,200	13,308,354
Novatel Wireless a,c	449,500	4,023,025
PC-Tel a,b	1,358,600	12,933,872
Premiere Global Services a	500,000	4,025,000
ViaSat a	213,300	6,111,045
West Corporation a	240,000	10,718,400

		149,475,877

Total		824,108,951

Miscellaneous e - 0.8%
Total		36,533,897

TOTAL COMMON STOCKS
(Cost $2,676,522,523)		3,974,341,661

REPURCHASE AGREEMENTS - 12.0%
State Street Bank & Trust Company, 4.60% dated 3/31/06, due 4/3/06, maturity value $270,624,700 (collateralized by obligations of various U.S. Government Agencies, valued at $277,285,000) (Cost $270,521,000)		270,521,000

Lehman Brothers (Tri-Party), 4.73% dated 3/31/06, due 4/3/06, maturity value $275,108,396 (collateralized by obligations of various U.S. Government Agencies, valued at $280,610,839) (Cost $275,000,000)		275,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $545,521,000)		545,521,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED - 0.7%
U.S. Treasury Bills
due 6/22/06	$4,948,010	4,948,010
U.S. Treasury Bonds
2.00%-8.875% due 5/15/16-11/15/28	14,587,452	14,730,807
U.S. Treasury Notes
2.375%-6.00% due 8/15/06-8/15/09	10,615,724	10,646,840

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $30,325,657)		30,325,657

TOTAL INVESTMENTS - 100.2%
(Cost $3,252,369,180)		4,550,188,318

LIABILITIES LESS CASH AND OTHER ASSETS - (0.2)%		(11,205,343)

NET ASSETS - 100.0%		$4,538,982,975

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
MARCH 31, 2006 (UNAUDITED)

COMMON STOCKS- 85.7%
	SHARES	VALUE
Consumer Products - 5.8%
Apparel and Shoes - 1.7%
Kenneth Cole Productions Cl. A	202,600	$5,612,020
Cutter & Buck	62,578	752,813
Delta Apparel b	645,195	11,439,307
Jones Apparel Group	592,000	20,939,040
K-Swiss Cl. A	288,090	8,683,033
Polo Ralph Lauren Cl. A	403,500	24,456,135
Stride Rite	465,100	6,734,648
Timberland Company Cl. A a	431,535	14,771,443
Wolverine World Wide	398,000	8,807,740

		102,196,179

Collectibles - 0.3%
Russ Berrie & Company a	727,700	11,061,040
Topps Company (The)	631,154	5,535,221

		16,596,261

Food/Beverage/Tobacco - 0.6%
Flowers Foods	300,000	8,910,000
Hershey Creamery Company a	173	346,000
J & J Snack Foods	96,928	3,255,812
Lancaster Colony	241,500	10,143,000
J.M. Smucker Company (The)	255,200	10,131,440
Tootsie Roll Industries	224,751	6,578,462

		39,364,714

Home Furnishing and Appliances - 1.6%
American Woodmark	85,822	3,046,681
Ethan Allen Interiors	642,195	26,985,034
Flexsteel Industries	221,013	3,049,979
Furniture Brands International	626,800	15,362,868
La-Z-Boy	1,707,300	29,024,100
National Presto Industries	1,200	56,283
Natuzzi ADR a	1,426,400	10,412,720
Stanley Furniture Company	384,783	11,254,903

		99,192,568

Publishing - 0.3%
Journal Communications Cl. A	782,450	9,702,380
Lee Enterprises	37,000	1,231,730
McClatchy Company (The) Cl. A	89,000	4,347,650
Reader’s Digest Association a	436,100	6,432,475

		21,714,235

Sports and Recreation - 0.9%
Callaway Golf Company	962,900	16,561,880
Monaco Coach	312,400	4,186,160
Polaris Industries	137,900	7,523,824
Sturm, Ruger & Company a	812,400	6,482,952
Thor Industries	88,010	4,696,214
Winnebago Industries	504,080	15,293,787

		54,744,817

Other Consumer Products - 0.4%
American Greetings Cl. A	30,000	648,600
Burnham Holdings Cl. A	14,912	311,661
Matthews International Cl. A	271,500	10,387,590
Starrett (L.S.) Company Cl. A b	444,000	6,335,880
WD-40	72,185	2,226,907
Yankee Candle Company a	93,500	2,559,095

		22,469,733

Total		356,278,507

Consumer Services - 6.7%
Direct Marketing - 0.2%
Nu Skin Enterprises Cl. A	641,100	11,238,483

Leisure and Entertainment - 0.6%
Carmike Cinemas b	689,000	16,625,570
Dover Downs Gaming & Entertainment	214,900	4,678,373
International Speedway Cl. A a	215,900	10,989,310
Regal Entertainment Group Cl. A	396,300	7,454,403

		39,747,656

Media and Broadcasting - 0.1%
Nelson (Thomas)	11,500	336,375
World Wrestling Entertainment	50,300	850,070

		1,186,445

Restaurants and Lodgings - 2.2%
Applebee’s International a	981,600	24,098,280
Bob Evans Farms	786,500	23,366,915
CBRL Group	218,115	9,577,430
CEC Entertainment a	839,170	28,212,895
IHOP Corporation	350,730	16,813,996
Lone Star Steakhouse & Saloon	576,039	16,371,028
Outback Steakhouse	45,200	1,988,800
Ruby Tuesday	520,800	16,707,264

		137,136,608

Retail Stores - 3.3%
American Eagle Outfitters	20,500	612,130
Big Lots a	382,500	5,339,700
Books-A-Million	194,654	2,240,468
Borders Group a	412,225	10,404,559
Buckle (The)	401,450	16,439,378
Cato Corporation Cl. A	663,985	15,842,682
Claire’s Stores a	586,340	21,290,005
Deb Shops	548,190	16,281,243
Dress Barn (The) a	463,100	22,205,645
Finish Line (The) Cl. A	454,675	7,479,404
Haverty Furniture Companies	398,500	5,718,475
Payless ShoeSource a	779,300	17,838,177
Pep Boys- Manny, Moe & Jack	642,500	9,708,175
Pier 1 Imports	1,292,100	15,001,281
Ross Stores	300,000	8,757,000
Talbots	146,800	3,944,516
Tiffany & Co.	626,200	23,507,548
Weis Markets	73,700	3,284,809

		205,895,195

Other Consumer Services - 0.3%
Jackson Hewitt Tax Service	128,190	4,048,240
MoneyGram International	439,000	13,486,080

		17,534,320

Total		412,738,707

Financial Intermediaries - 17.2%
Banking - 4.8%
Anchor BanCorp Wisconsin	266,200	8,068,522
Arrow Financial	272,989	7,479,899
BOK Financial	462,675	22,000,196
Bancorp Rhode Island	210,600	7,352,046
Bank of Hawaii	191,700	10,219,527
Bank of NT Butterfield a	134,090	7,509,040
Boston Private Financial Holdings	358,500	12,113,715
Canadian Western Bank	441,600	15,454,204
Center Bancorp	63,630	757,197
Central Pacific Financial	20,000	734,400
Chemung Financial	40,000	1,170,000
Chittenden Corporation	302,625	8,767,046
Credicorp a	50,000	1,324,000
Fauquier Bankshares b	251,200	6,179,520
First Citizens BancShares Cl. A	15,800	3,049,400
First Financial Bancorp	150,000	2,496,000
First National Bank Alaska	3,110	6,608,750
Fremont General	29,600	638,176
HopFed Bancorp	141,000	2,253,180
Investors Financial Services	428,000	20,060,360
Main Street Trust	30,000	900,000
Mercantile Bankshares	356,250	13,697,813
NewAlliance Bancshares	235,000	3,391,050
Ocwen Financial a	123,600	1,263,192
Oriental Financial Group	264,395	3,820,508
Park National	77,370	8,239,905
Partners Trust Financial Group	628,100	7,486,952
Peapack-Gladstone Financial	255,091	6,532,881
Peoples Community Bancorp	57,675	1,179,408
Provident Financial Services	146,000	2,642,600
Provident New York Bancorp	50,000	648,500
Sterling Bancorp	407,662	8,397,837
Sun Bancorp a	192,000	3,744,000
Susquehanna Bancshares	343,500	8,851,995
Timberland Bancorp	134,600	3,795,720
Tompkins Trustco	41,780	2,011,707
Trustmark Corporation	210,700	6,666,548
W Holding Company	1,106,000	8,704,220
Whitney Holding	940,600	33,353,676
Wilber Corporation	77,400	789,480
Wilmington Trust	560,300	24,289,005

		294,642,175

Insurance - 7.9%
Alleghany Corporation a	95,925	27,770,253
American Financial Group	334,870	13,933,941
American National Insurance	146,093	16,374,104
AmerUs Group a	105,700	6,367,368
Argonaut Group a	318,000	11,304,900
Aspen Insurance Holdings	475,100	11,715,966
Assured Guaranty	399,800	9,995,000
Axis Capital Holdings	12,000	358,800
Baldwin & Lyons Cl. B	534,811	14,199,232
CNA Surety a	594,000	9,937,620
Capital Title Group	213,422	1,645,484
Commerce Group	270,500	14,293,220
E-L Financial	51,588	25,223,058
Endurance Specialty Holdings	88,710	2,887,511
Erie Indemnity Company Cl. A	468,300	24,651,312
IPC Holdings	272,600	7,646,430
Independence Holding	379,924	8,761,048
Infinity Property & Casualty	231,600	9,666,984
LandAmerica Financial Group	86,000	5,835,100
Leucadia National a	593,900	35,432,074
Markel Corporation a	53,800	18,167,184
Midland Company	66,849	2,338,378
Montpelier Re Holdings	331,100	5,396,930
NYMAGIC	167,000	4,981,610
Ohio Casualty	782,852	24,816,408
Presidential Life	222,776	5,660,738
Protective Life	239,100	11,892,834
RLI	476,300	27,291,990
Reinsurance Group of America	175,400	8,294,666
RenaissanceRe Holdings	300,000	13,086,000
Safety Insurance Group	152,572	6,966,438
Scottish Re Group	325,500	8,075,655
Selective Insurance Group	100,298	5,315,794
State Auto Financial	247,257	8,335,033
Stewart Information Services a	49,000	2,306,920
Transatlantic Holdings	302,850	17,701,583
21st Century Insurance Group	370,100	5,847,580
UICI a	39,100	1,446,309
United Fire & Casualty Company	452,964	14,902,516
Wesco Financial	29,930	11,942,070
Zenith National Insurance	495,210	23,834,457

		486,600,498

Real Estate Investment Trusts - 2.8%
Annaly Mortgage Management	590,000	7,162,600
Bimini Mortgage Management Cl. A	400,000	3,424,000
Capital Trust Cl. A	418,600	13,026,832
Commercial Net Lease Realty	650,000	15,145,000
Cousins Properties	223,500	7,471,605
Essex Property Trust	83,000	9,024,590
Friedman, Billings, Ramsey Group Cl. A	965,500	9,056,390
Gladstone Commercial	4,700	95,175
Government Properties Trust	942,000	8,986,680
KKR Financial	572,000	12,829,960
MFA Mortgage Investments a	982,000	6,235,700
PS Business Parks	168,500	9,422,520
Plum Creek Timber Company	177,000	6,536,610
Public Storage	195,000	15,839,850
Rayonier	692,035	31,549,876
Vornado Realty Trust	183,100	17,577,600

		173,384,988

Securities Brokers - 0.6%
LaBranche & Co a,c	137,000	2,165,970
Piper Jaffray Companies a	311,000	17,105,000
Raymond James Financial	501,525	14,825,079

		34,096,049

Other Financial Intermediaries - 1.1%
Student Loan	91,900	21,412,700
TSX Group	964,800	43,388,531

		64,801,231

Total		1,053,524,941

Financial Services - 8.5%
Information and Processing - 0.8%
Advent Software a	197,500	5,612,950
Interactive Data a	612,900	14,403,150
SEI Investments Company a	719,400	29,157,282

		49,173,382

Insurance Brokers - 1.5%
Brown & Brown	888,600	29,501,520
Gallagher (Arthur J.) & Company	828,200	23,032,242
Hilb Rogal & Hobbs Company	537,300	22,147,506
Hub International	381,000	10,675,620
Willis Group Holdings	197,000	6,749,220

		92,106,108

Investment Management - 5.5%
AGF Management Cl. B a	548,500	11,558,492
A.F.P. Provida ADR a	332,000	8,831,200
AllianceBernstein Holding L.P.	1,549,800	102,674,250
CI Financial	964,300	26,422,571
Cohen & Steers	677,700	16,603,650
Eaton Vance	237,900	6,513,702
Federated Investors Cl. B	1,021,100	39,873,955
GAMCO Investors Cl. A	303,300	12,116,835
IGM Financial	545,600	22,588,311
Janus Capital Group a	243,000	5,630,310
National Financial Partners	150,000	8,478,000
Nuveen Investments Cl. A	856,800	41,254,920
SPARX Asset Management Company	3,000	3,848,768
T. Rowe Price Group	411,400	32,175,594

		338,570,558

Other Financial Services - 0.7%
Advanta Corporation Cl. B	208,759	7,696,944
CharterMac	200,000	4,060,000
Credit Acceptance a,c	305,900	7,188,650
GATX Corporation	291,960	12,055,028
London Stock Exchange a	652,629	11,973,741

		42,974,363

Total		522,824,411

Health - 4.6%
Commercial Services - 0.4%
Hooper Holmes a	1,364,393	3,943,096
Owens & Minor	671,300	21,998,501

		25,941,597

Drugs and Biotech - 0.1%
Alpharma Cl. A	19,200	514,944
Medicis Pharmaceutical Cl. A	57,970	1,889,822
Perrigo Company	244,165	3,982,331

		6,387,097

Health Services - 0.6%
Healthcare Services Group	244,527	5,223,097
Health Management Associates Cl. A	177,400	3,826,518
Option Care	319,845	4,522,608
PolyMedica Corporation	290,800	12,318,288
Universal Health Services Cl. B	135,570	6,885,600

		32,776,111

Medical Products and Devices - 3.0%
Applera Corporation- Applied Biosystems Group	553,700	15,027,418
Arrow International	606,500	19,814,355
Atrion Corporation	13,150	1,038,719
Datascope	434,746	17,198,552
Diagnostic Products	290,900	13,855,567
Hillenbrand Industries	342,360	18,826,376
IDEXX Laboratories a	189,800	16,391,128
Invacare Corporation	802,000	24,910,120
Mentor Corporation	439,400	19,909,214
STERIS Corporation	743,715	18,354,886
Vital Signs	330,563	18,157,826
Young Innovations	14,900	544,148

		184,028,309

Personal Care - 0.5%
Alberto-Culver Company	244,600	10,818,658
CNS	179,765	3,872,138
Inter Parfums	347,400	6,923,682
Regis Corporation	240,200	8,282,096

		29,896,574

Total		279,029,688

Industrial Products - 17.6%
Automotive - 0.4%
Bandag Cl. A	253,400	9,056,516
Gentex Corporation	467,000	8,153,820
Noble International	85,947	1,455,083
Superior Industries International	446,200	8,638,432

		27,303,851

Building Systems and Components - 0.9%
LSI Industries	797,959	13,597,221
Levitt Corporation Cl. A	7,000	154,280
Preformed Line Products Company b	326,132	11,062,397
Simpson Manufacturing	278,160	12,044,328
Teleflex	259,700	18,602,311

		55,460,537

Construction Materials - 1.1%
Ameron International	172,300	12,617,529
Ash Grove Cement Company a	39,610	7,050,580
Building Materials Holding	145,660	5,191,322
Carlisle Companies	13,200	1,079,760
Florida Rock Industries	396,900	22,313,718
NCI Building Systems a	50,000	2,988,500
Vulcan Materials Company	216,600	18,768,390

		70,009,799

Industrial Components - 2.9%
AMETEK	544,700	24,489,712
Bel Fuse Cl. B	464,278	16,263,658
Chase Corporation a,b	319,800	4,797,000
CLARCOR	1,072,600	38,184,560
Crane Company	259,800	10,654,398
Deswell Industries b	854,043	8,045,085
Donaldson Company	704,100	23,791,539
Hubbell	50,000	2,563,000
PerkinElmer	585,500	13,741,685
Precision Castparts	352,400	20,932,560
Watts Water Technologies Cl. A	363,600	13,213,224

		176,676,421

Machinery - 4.9%
Alamo Group	47,611	1,054,108
Applied Industrial Technologies	30,700	1,369,220
Badger Meter	29,200	1,663,816
Baldor Electric	374,900	12,697,863
Briggs & Stratton	351,590	12,435,738
Cascade Corporation	325,700	17,213,245
Franklin Electric	530,600	28,997,290
Gorman-Rupp Company	295,237	7,203,783
Graco	603,600	27,421,548
Hardinge	32,353	520,560
IDEX Corporation	399,000	20,815,830
Kennametal	28,100	1,718,034
Lincoln Electric Holdings	578,100	31,211,619
Lindsay Manufacturing	243,600	6,599,124
MTS Systems	185,255	7,749,217
Mueller (Paul) Company b	116,700	3,915,285
Nordson Corporation	474,700	23,668,542
Oshkosh Truck	43,860	2,729,846
Roper Industries	286,000	13,908,180
Stewart & Stevenson Services	322,490	11,764,435
Sun Hydraulics	469,618	10,040,433
Tennant Company	266,300	13,932,816
Toro Company (The)	353,880	16,897,770
Woodward Governor Company	753,600	25,057,200

		300,585,502

Metal Fabrication and Distribution - 1.7%
Carpenter Technology	42,500	4,017,100
Commercial Metals Company	55,700	2,979,393
Gibraltar Industries	497,741	14,663,450
Insteel Industries	34,445	1,955,787
IPSCO	166,500	17,330,985
Kaydon Corporation	660,600	26,661,816
Metal Management	8,900	281,685
Quanex Corporation	231,615	15,432,507
Reliance Steel & Aluminum	61,600	5,785,472
Roanoke Electric Steel	70,430	2,274,889
Schnitzer Steel Industries Cl. A	227,798	9,761,144
Steel Dynamics	26,450	1,500,509
Steel Technologies a	10,900	264,870

		102,909,607

Paper and Packaging - 1.0%
AptarGroup	447,020	24,697,855
Bemis Company	664,340	20,979,857
Louisiana-Pacific Corporation	122,095	3,320,984
Schweitzer-Mauduit International	186,500	4,476,000
Sonoco Products Company	349,500	11,837,565

		65,312,261

Specialty Chemicals and Materials - 2.0%
Agrium a	159,560	4,030,486
Albemarle Corporation	220,500	9,999,675
Balchem Corporation a	489,600	11,295,072
CF Industries Holdings	13,600	231,064
Cabot Corporation	588,000	19,986,120
Lubrizol Corporation	447,900	19,192,515
MacDermid	637,990	20,511,379
Methanex Corporation	1,118,364	22,960,013
Quaker Chemical	405,000	8,808,750
RPM International	32,060	575,156
Schulman (A.)	14,770	365,558
Westlake Chemical	118,545	4,095,730

		122,051,518

Textiles - 0.1%
UniFirst Corporation	40,740	1,353,383

Other Industrial Products - 2.6%
Albany International Cl. A	342,500	13,045,825
Brady Corporation Cl. A	856,800	32,095,728
Diebold	540,400	22,210,440
HNI Corporation	491,200	28,980,800
Kimball International Cl. B	674,600	10,145,984
McGrath RentCorp	291,300	8,756,478
Quixote Corporation a,b	461,900	11,432,025
Raven Industries	156,321	6,113,714
Smith (A.O.) Corporation	308,900	16,309,920
Trinity Industries	223,300	12,145,287

		161,236,201

Total		1,082,899,080

Industrial Services - 9.8%
Commercial Services - 3.2%
ABM Industries	844,500	16,189,065
Adesa	810,235	21,665,684
Brink’s Company (The) a	349,400	17,735,544
Chemed Corporation	429,300	25,474,662
Gevity HR	75,477	1,846,167
Kelly Services Cl. A	572,800	15,562,976
MPS Group a	604,000	9,241,200
Manpower a	345,200	19,738,536
Onex Corporation	150,000	2,764,054
Reynolds & Reynolds Company Cl. A	846,780	24,048,552
Rollins	370,500	7,498,920
ServiceMaster Company (The)	677,000	8,882,240
Watson Wyatt Worldwide Cl. A	688,500	22,431,330

		193,078,930

Engineering and Construction - 0.9%
Comfort Systems USA	196,400	2,651,400
EMCOR Group a	482,600	23,965,916
Granite Construction	272,780	13,278,930
M.D.C. Holdings	80,356	5,167,694
M/I Homes	39,380	1,850,860
Ryland Group (The)	32,700	2,269,380
Skyline Corporation	157,100	6,500,798
Standard Pacific	59,145	1,988,455

		57,673,433

Food and Tobacco Processors - 0.6%
Farmer Bros.	537,300	11,981,790
Pilgrim’s Pride a	64,850	1,405,300
Ruddick Corporation	44,300	1,076,933
Sanderson Farms	53,920	1,207,808
Seaboard Corporation	12,070	19,239,580
Universal Corporation	121,000	4,449,170

		39,360,581

Industrial Distribution - 1.3%
Central Steel & Wire a	3,328	2,040,064
Grainger (W.W.)	296,700	22,356,345
Lawson Products a	309,369	12,665,567
Mine Safety Appliances Company	196,000	8,232,000
Ritchie Bros. Auctioneers	642,340	31,795,830
Watsco	5,600	397,880

		77,487,686

Printing - 0.8%
Banta Corporation	351,100	18,250,178
CSS Industries	58,647	1,920,103
Courier Corporation	307,144	13,618,765
Ennis	274,700	5,356,650
John H. Harland Company	230,715	9,067,100

		48,212,796

Transportation and Logistics - 2.6%
Alexander & Baldwin	494,700	23,587,296
Arkansas Best	456,807	17,870,290
C. H. Robinson Worldwide	256,000	12,567,040
EGL a	600,600	27,027,000
Expeditors International of Washington a	333,200	28,785,148
Grupo Aeroportuario del Sureste a	355,500	11,866,590
Nordic American Tanker Shipping	202,800	5,852,808
Overseas Shipholding Group	71,510	3,427,474
SkyWest	164,800	4,823,696
Teekay Shipping	291,900	10,820,733
UTI Worldwide a	492,600	15,566,160

		162,194,235

Other Industrial Services - 0.4%
American Ecology a	30,915	630,048
Landauer	434,500	21,820,590

		22,450,638

Total		600,458,299

Natural Resources - 7.9%
Energy Services - 2.3%
Carbo Ceramics	253,950	14,452,295
Ensign Energy Services	318,400	12,241,435
Enterprise Products Partners L.P.	263,400	6,503,346
Gulf Island Fabrication	51,129	1,210,223
Helmerich & Payne	419,200	29,268,544
Lufkin Industries	80,173	4,444,791
Nicor	371,700	14,704,452
Otter Tail	239,000	6,856,910
Piedmont Natural Gas Company	585,800	14,053,342
Precision Drilling Trust	367,150	11,873,631
RPC	37,747	862,519
Tidewater	199,300	11,007,339
Universal Compression Holdings a	263,400	13,346,478

		140,825,305

Oil and Gas - 3.8%
Alliance Resource Partners L.P.	175,000	6,317,500
Atlas Pipeline Partners L.P.	65,300	2,762,190
Berry Petroleum Company Cl. A	212,500	14,545,625
Cimarex Energy	562,165	24,319,258
Energy Transfer Partners L.P.	227,200	8,813,088
EnergySouth b	472,648	15,034,933
Enterprise GP Holdings L.P.	330,000	12,375,000
Frontier Oil	79,100	4,694,585
Husky Energy	216,555	13,100,664
Magellan Midstream Partners L.P.	255,000	8,381,850
Pacific Energy Partners L.P.	327,900	10,023,903
Penn Virginia	307,200	21,811,200
Plains All American Pipeline L.P.	186,000	8,366,280
Pogo Producing Company	160,870	8,083,718
St. Mary Land & Exploration Company a	493,200	20,137,356
SEACOR Holdings a	362,000	28,670,400
Stone Energy a	401,450	17,715,989
Sunoco Logistics Partners L.P.	249,200	10,458,924

		235,612,463

Precious Metals and Mining - 1.2%
Agnico-Eagle Mines	431,900	13,151,355
Gold Fields ADR	483,000	10,616,340
Goldcorp	1,212,000	35,451,000
IAMGOLD Corporation a	395,000	3,408,850
Lihir Gold ADR a	303,000	11,377,650

		74,005,195

Real Estate - 0.5%
St. Joe Company	305,000	19,166,200
W.P. Carey & Co.	431,500	11,555,570

		30,721,770

Other Natural Resources - 0.1%
Deltic Timber	38,000	2,302,800
Natural Resource Partners L.P.	75,000	3,958,500

		6,261,300

Total		487,426,033

Technology - 5.0%
Aerospace and Defense - 0.5%
Curtiss-Wright a	132,400	8,764,880
HEICO Corporation	342,400	10,850,656
HEICO Corporation Cl. A	359,159	9,779,900

		29,395,436

Components and Systems - 2.4%
AVX Corporation	930,600	16,471,620
Adaptec a	2,417,100	13,366,563
American Power Conversion	724,600	16,745,506
Analogic Corporation	141,400	9,360,680
Belden CDT	7,300	198,779
Imation Corporation	93,680	4,019,809
Methode Electronics	1,700,614	18,519,686
Nam Tai Electronics	603,540	13,827,101
Richardson Electronics	116,700	1,096,980
Symbol Technologies	706,911	7,479,118
Technitrol	910,900	21,843,382
Tektronix	641,770	22,917,607

		145,846,831

Distribution - 0.4%
Agilysys	21,789	328,142
Arrow Electronics a	425,545	13,732,337
Tech Data a	215,300	7,946,723

		22,007,202

Internet Software and Services - 0.1%
CryptoLogic	118,928	3,067,153
United Online	465,710	5,989,031

		9,056,184

IT Services - 0.7%
Black Box	463,478	22,270,118
MAXIMUS	624,980	22,486,780
Syntel	36,621	692,869

		45,449,767

Semiconductors and Equipment - 0.3%
Cognex Corporation	418,300	12,398,412
Exar Corporation a	565,800	8,079,624

		20,478,036

Software - 0.1%
Fair Isaac	178,100	7,056,322

Telecommunications - 0.5%
CT Communications	57,820	785,774
Golden Telecom	216,935	6,518,897
Inter-Tel	3,300	70,752
North Pittsburgh Systems	692,173	16,155,318
SpectraLink Corporation a	149,836	1,880,442
SureWest Communications	202,400	4,881,888

		30,293,071

Total		309,582,849

Utilities - 1.7%
ALLETE	165,567	7,715,422
Aqua America	594,766	16,546,390
CH Energy Group	224,300	10,766,400
El Paso Electric Company a	395,400	7,528,416
Hawaiian Electric Industries	838,920	22,759,900
ITC Holdings	107,500	2,821,875
MDU Resources Group	3,900	130,455
PNM Resources	638,900	15,589,160
SJW	393,000	10,552,050
Southern Union	315,000	7,821,450

Total		102,231,518

Miscellaneous e - 0.9%
Total		52,029,269

TOTAL COMMON STOCKS
(Cost $3,721,300,431)		5,259,023,302

PREFERRED STOCKS- 0.8%
Allied Waste Industries Ser. C 6.25% Conv.	41,000	2,468,610
Allied Waste Industries Ser. D 6.25% Conv. d	28,300	9,539,364
Central Parking Finance Trust 5.25% Conv.	4,000	83,000
Fedders Corporation 8.60%	79,975	631,803
Fleetwood Capital Trust 6.00% Conv. a	70,000	2,485,000
Merrill Lynch & Co. 6.75% Conv.	115,000	4,974,325
PNM Resources 6.75% Conv.	35,000	1,699,250
Reinsurance Group of America 5.75% Conv.	94,000	5,616,500
Vornado Realty Trust Ser. A 6.50% Conv.	60,300	7,899,300
Vornado Realty Trust Ser. F 6.75%	200,000	4,960,000
Vornado Realty Trust Ser. G 6.625%	400,000	9,620,000

TOTAL PREFERRED STOCKS
(Cost $42,369,330)		49,977,152

	PRINCIPAL
	AMOUNT
CORPORATE BONDS- 0.5%
Amkor Technology 9.25%
Senior Note due 2/15/08	$1,000,000	1,015,000
Athena Neurosciences Finance 7.25%
Senior Note due 2/21/08	8,900,000	8,766,500
Leucadia National 3.75%
Conv. Senior Note due 4/15/14	3,000,000	4,233,750
Level 3 Communications 9.125% c
Senior Note due 5/1/08	9,250,000	9,250,000
Level 3 Communications 10.50%
Senior Note due 12/1/08	3,000,000	3,000,000
Level 3 Communications 6.00%
Conv. Sub. Deb. due 9/15/09	5,000,000	4,225,000
Levi Strauss & Co. 12.25%
Senior Note due 12/15/12	1,000,000	1,135,000
Mueller Industries 6.00%
Sub. Deb. due 11/1/14	1,088,000	1,022,720

TOTAL CORPORATE BONDS
(Cost $25,232,602)		32,647,970

GOVERNMENT BONDS- 1.7%
(Principal Amount shown in Canadian dollars.)
Canada 3.25%, due 12/1/06	24,000,000	20,450,503
Canada 4.50%, due 9/1/07	24,000,000	20,687,451
Canada 4.25%, due 9/1/08	24,000,000	20,646,761
Canada 5.50%, due 6/1/09	24,000,000	21,401,584
Canada 5.50%, due 6/1/10	24,000,000	21,595,993

TOTAL GOVERNMENT BONDS
(Cost $95,320,480)		104,782,292

U.S. TREASURY OBLIGATIONS- 1.6%
U.S. Treasury Notes
3.25%, due 8/15/08	100,000,000	96,500,000

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $99,624,942)		96,500,000

REPURCHASE AGREEMENTS - 10.1%
State Street Bank & Trust Company, 4.60% dated 3/31/06, due 4/3/06, maturity value $308,309,140 (collateralized by obligations of various U.S. Government Agencies, valued at $315,899,279) (Cost $308,191,000)		308,191,000

Lehman Brothers (Tri-Party), 4.73% dated 3/31/06, due 4/3/06, maturity value $315,124,163 (collateralized by obligations of various U.S. Government Agencies, valued at $321,302,178) (Cost $315,000,000)		315,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $623,191,000)		623,191,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 0.2%
U.S. Treasury Bonds
3.625%-6.375% due 8/15/27-11/15/28	5,184,844	5,241,814
U.S. Treasury Notes
2.375% due 8/31/06	5,001,364	5,011,694

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $10,253,508)		10,253,508

TOTAL INVESTMENTS - 100.6%
(Cost $4,617,292,293)		6,176,375,224

LIABILITIES LESS CASH AND OTHER ASSETS - (0.6)%		(39,576,225)

NET ASSETS - 100.0%		$6,136,798,999

SCHEDULES OF INVESTMENTS
ROYCE TRUSTSHARES FUND
MARCH 31, 2006 (UNAUDITED)

COMMON STOCKS - 85.8%
	SHARES	VALUE
Consumer Products - 1.1%
Apparel and Shoes - 1.1%
Polo Ralph Lauren Cl. A	8,300	$503,063
Shoe Pavilion a	33,200	294,484

Total		797,547

Consumer Services - 2.0%
Retail Stores - 0.6%
Children’s Place Retail Stores a	5,250	303,975
Hot Topic a	8,400	121,800
Wild Oats Markets a	2,000	40,660

		466,435

Other Consumer Services - 1.4%
Corinthian Colleges a	16,800	241,920
MoneyGram International	25,100	771,072

		1,012,992

Total		1,479,427

Financial Services - 14.2%
Information and Processing - 3.5%
Advent Software a	15,000	426,300
eFunds Corporation a	29,900	772,616
Morningstar a	12,900	577,533
SEI Investments Company a	20,000	810,600

		2,587,049

Insurance Brokers - 2.6%
Brown & Brown	40,000	1,328,000
Crawford & Company Cl. A	10,000	58,100
Gallagher (Arthur J.) & Company	18,000	500,580

		1,886,680

Investment Management - 8.1%
AllianceBernstein Holding L.P.	55,000	3,643,750
Federated Investors Cl. B	16,700	652,135
Highbury Financial a	111,300	611,037
Highbury Financial (Warrants) a	222,600	140,238
Nuveen Investments Cl. A	17,200	828,180

		5,875,340

Total		10,349,069

Health - 9.6%
Commercial Services - 1.6%
First Consulting Group a	117,700	869,803
ICON ADR a	6,000	293,340

		1,163,143

Drugs and Biotech - 3.5%
Caraco Pharmaceutical Laboratories a	72,500	942,500
Endo Pharmaceuticals Holdings a	12,500	410,125
Hi-Tech Pharmacal a	19,100	538,620
Perrigo Company	40,400	658,924

		2,550,169

Health Services - 2.2%
HMS Holdings a	36,607	320,311
Lincare Holdings a	15,800	615,568
Mediware Information Systems a	27,000	270,000
Res-Care a	20,250	372,195

		1,578,074

Medical Products and Devices - 1.5%
Arrow International	33,500	1,094,445

Personal Care - 0.8%
USANA Health Sciences a	14,000	584,080

Total		6,969,911

Industrial Products - 13.4%
Construction Materials - 0.5%
ElkCorp	10,900	367,875

Industrial Components - 0.4%
GrafTech International a	49,300	300,730

Machinery - 4.5%
Alamo Group	300	6,642
Flow International a	26,800	352,956
Hurco Companies a	8,800	239,536
Lincoln Electric Holdings	14,400	777,456
Rofin-Sinar Technologies a	18,900	1,023,057
Tennant Company	16,500	863,280

		3,262,927

Metal Fabrication and Distribution - 5.0%
Gerdau Ameristeel	30,800	286,440
Haynes International a	27,500	825,000
Insteel Industries	20,450	1,161,151
NN a	9,000	116,190
Oregon Steel Mills a	3,000	153,510
Schnitzer Steel Industries Cl. A	15,000	642,750
Universal Stainless & Alloy Products a	17,500	449,750

		3,634,791

Specialty Chemicals and Materials - 1.2%
Aceto Corporation a	17,000	125,290
MacDermid	23,400	752,310

		877,600

Other Industrial Products - 1.8%
Brady Corporation Cl. A	19,900	745,454
Raven Industries	15,000	586,650

		1,332,104

Total		9,776,027

Industrial Services - 12.0%
Commercial Services - 4.9%
Acquicor Technology a	80,000	524,800
Adesa	41,400	1,107,036
Alliance Data Systems a	13,000	608,010
Castle (A.M.) & Company	9,500	280,250
Copart a	20,000	549,000
MPS Group a	33,000	504,900

		3,573,996

Engineering and Construction - 0.5%
Dycom Industries a	15,700	333,625

Food and Tobacco Processors - 0.7%
Galaxy Nutritional Foods a	117,310	106,752
Sunopta a	47,000	404,670

		511,422

Industrial Distribution - 2.9%
Aviall a	14,000	533,120
Ritchie Bros. Auctioneers	31,000	1,534,500

		2,067,620

Transportation and Logistics - 3.0%
EGL a	13,000	585,000
Grupo Aeroportuario del Sureste a	12,700	423,926
UTI Worldwide a	18,000	568,800
Universal Truckload Services a	24,900	623,745

		2,201,471

Total		8,688,134

Natural Resources - 8.8%
Energy Services - 3.1%
Input/Output a	74,700	725,337
Maverick Tube a	2,000	105,980
Universal Compression Holdings a	14,700	744,849
Willbros Group a	31,800	646,812

		2,222,978

Oil and Gas - 5.1%
Alon USA Energy	16,500	406,230
CE Franklin a	39,900	598,500
Carrizo Oil & Gas a	15,700	408,043
Frontier Oil	9,500	563,825
Hornbeck Offshore Services a	12,100	436,447
Penn Virginia	5,600	397,600
Storm Cat Energy a	147,700	440,146
Tesoro Corporation	7,150	488,631

		3,739,422

Precious Metals and Mining - 0.6%
Royal Gold	11,450	414,375

Total		6,376,775

Technology - 20.0%
Aerospace and Defense - 2.0%
Allied Defense Group (The) a	21,000	460,950
Armor Holdings a	5,900	343,911
HEICO Corporation Cl. A	9,200	250,516
TVI Corporation a	99,400	392,630

		1,448,007

Components and Systems - 6.9%
Acacia Research-Acacia Technologies a	53,100	468,342
Analogic Corporation	12,900	853,980
Checkpoint Systems a	8,400	225,792
Hutchinson Technology a	14,260	430,224
Hypercom Corporation a	42,700	397,110
InFocus Corporation a	60,721	288,425
International DisplayWorks a	56,800	372,040
Nam Tai Electronics	7,800	178,698
Richardson Electronics	56,100	527,340
SimpleTech a	75,200	282,752
Technitrol	42,800	1,026,344

		5,051,047

Distribution - 0.6%
Anixter International a	8,900	425,242

Internet Software and Services - 0.5%
eResearch Technology a	25,000	359,750

IT Services - 4.5%
BearingPoint a	63,900	542,511
Forrester Research a	30,000	669,600
Keane a	33,000	519,750
MAXIMUS	8,600	309,428
Perot Systems Cl. A a	50,000	778,000
Sapient Corporation a	54,800	418,124

		3,237,413

Semiconductors and Equipment - 4.0%
Advanced Energy Industries a	14,500	204,885
Brooks Automation a	13,550	192,952
Cognex Corporation	38,500	1,141,140
Credence Systems a	60,000	440,400
Exar Corporation a	25,050	357,714
MEMC Electronic Materials a	5,700	210,444
Novellus Systems a	11,700	280,800
Sigmatel a	13,000	113,620

		2,941,955

Software - 0.5%
BEA Systems a	30,000	393,900
TeleCommunication Systems Cl. A a	2,000	5,120

		399,020

Telecommunications - 1.0%
Comtech Group a	21,100	211,000
Inter-Tel	7,000	150,080
Intervoice a	2,300	19,803
Radyne ComStream a	20,700	330,579

		711,462

Total		14,573,896

Miscellaneous e - 4.7%
Total		3,387,469

TOTAL COMMON STOCKS
(Cost $46,600,023)		62,398,255

REPURCHASE AGREEMENT - 15.1%
State Street Bank & Trust Company, 4.60% dated 3/31/06, due 4/3/06, maturity value $10,977,206 (collateralized by obligations of various U.S. Government Agencies, valued at $11,250,281) (Cost $10,973,000)		10,973,000

TOTAL INVESTMENTS - 100.9%
(Cost $57,573,023)		73,371,255

LIABILITIES LESS CASH AND OTHER ASSETS - (0.9)%		(618,766)

NET ASSETS - 100.0%		$72,752,489

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
MARCH 31, 2006 (UNAUDITED)

COMMON STOCKS - 93.6%
	SHARES	VALUE
Consumer Products - 4.3%
Apparel and Shoes - 1.8%
Chaus Bernard a	572,884	$561,426
dELiA*s a,c	772,350	7,213,749
Hartmarx Corporation a,c	641,300	5,713,983
Kellwood Company	351,700	11,039,863
Russell Corporation	552,900	7,630,020
Warnaco Group (The) a,c	389,900	9,357,600

		41,516,641

Home Furnishing and Appliances - 1.6%
American Technology a,c	522,300	2,182,692
Bassett Furniture Industries	217,100	4,331,145
Furniture Brands International	544,200	13,338,342
La-Z-Boy	744,800	12,661,600
Libbey	609,400	4,314,552

		36,828,331

Publishing - 0.5%
Scholastic Corporation a,c	403,300	10,792,308

Sports and Recreation - 0.1%
Orange 21 a	119,100	529,995

Other Consumer Products - 0.3%
Universal Electronics a	343,600	6,081,720

Total		95,748,995

Consumer Services - 6.7%
Direct Marketing - 0.3%
Alloy a,c	388,700	5,212,467
Gaiam a,c	80,400	1,295,244

		6,507,711

Leisure and Entertainment - 0.5%
Steinway Musical Instruments a	326,700	10,526,274

Media and Broadcasting - 0.4%
Cox Radio Cl. A a,c	707,200	9,490,624

Restaurants and Lodgings - 0.8%
Landry’s Restaurants a	400,700	14,156,731
Rubio’s Restaurants a,b,c	524,500	4,972,260

		19,128,991

Retail Stores - 4.2%
Bakers Footwear Group a	273,400	5,905,440
Eddie Bauer Holdings a	94,000	1,198,500
Cost Plus a,c	437,800	7,486,380
Dillard’s Cl. A a	501,300	13,053,852
Krispy Kreme Doughnuts a,c	860,300	7,725,494
Restoration Hardware a,c	1,182,086	6,726,069
REX Stores a	489,500	7,376,765
Saks a	470,900	9,088,370
Tweeter Home Entertainment Group a,c	953,500	7,475,440
West Marine a	430,544	6,462,465
Wild Oats Markets a,c	839,800	17,073,134
Wilsons The Leather Experts a,c	835,300	3,257,670

		92,829,579

Other Consumer Services - 0.5%
Autobytel a,c	861,829	4,154,016
Rent-Way a,c	946,300	6,822,823

		10,976,839

Total		149,460,018

Financial Intermediaries - 2.6%
Banking - 1.1%
Banc Corporation (The) a	186,400	2,208,840
Community Capital Bancshares	85,600	914,208
Fremont General	140,200	3,022,712
NetBank	847,400	6,135,176
Pacific Mercantile Bancorp a,c	104,900	2,085,412
Texas Capital Bancshares a,c	314,800	7,555,200
UMB Financial	47,300	3,321,879

		25,243,427

Insurance - 1.3%
American Physicians Capital a	133,800	6,422,400
FBL Financial Group Cl. A	300,700	10,359,115
Horace Mann Educators	467,700	8,792,760
KMG America a,c	307,700	2,633,912
Quanta Capital Holdings a	324,800	974,400

		29,182,587

Other Financial Intermediaries - 0.2%
Aether Systems a	1,208,300	4,651,955

Total		59,077,969

Financial Services - 0.7%
Other Financial Services - 0.7%
Advanta Corporation Cl. B	234,900	8,660,763
Bay View Capital a,b	357,000	6,229,650

Total		14,890,413

Health - 3.6%
Drugs and Biotech - 0.8%
Cambrex Corporation	605,400	11,829,516
Par Pharmaceutical Companies a,c	202,900	5,717,722

		17,547,238

Health Services - 1.9%
Albany Molecular Research a	566,100	5,751,576
Cross Country Healthcare a	280,800	5,436,288
Kindred Healthcare a,c	320,100	8,050,515
LifePoint Hospitals a,c	318,000	9,889,800
Medical Staffing Network Holdings a,c	843,800	4,396,198
QuadraMed a,c	908,500	1,971,445
Quovadx a	1,543,404	4,923,459
Tripos a,b	530,022	1,563,565

		41,982,846

Medical Products and Devices - 0.7%
Del Global Technologies a	211,085	622,701
Digirad Corporation a	792,542	3,392,080
Encore Medical a,c	663,700	3,398,144
HealthTronics a	460,100	3,805,027
New Brunswick Scientific a	382,374	3,265,474
Wright Medical Group a,c	117,500	2,320,625

		16,804,051

Personal Care - 0.2%
Revlon Cl. A a,c	1,538,398	4,861,338

Total		81,195,473

Industrial Products - 28.1%
Automotive - 0.5%
Lear Corporation c	252,500	4,476,825
Spartan Motors a	567,100	6,521,650

		10,998,475

Building Systems and Components - 0.6%
Comstock Homebuilding Companies Cl. A a,c	384,730	4,235,877
Lennox International	162,000	4,837,320
Modtech Holdings a,c	509,301	4,456,384

		13,529,581

Construction Materials - 0.5%
Apogee Enterprises	613,100	10,349,128

Industrial Components - 4.9%
American Technical Ceramics a	362,500	5,256,250
Barnes Group	345,700	14,000,850
CTS Corporation	589,300	7,884,834
Crane Company	266,100	10,912,761
Deswell Industries	245,398	2,311,649
Fansteel a	52,600	47,866
Gerber Scientific a,b	1,427,200	14,757,248
GrafTech International a,c	1,467,000	8,948,700
Hawk Corporation Cl. A a	435,200	6,057,984
Ladish Company a	231,625	6,710,176
Lamson & Sessions Company a	49,400	1,374,802
Planar Systems a,c	536,986	9,085,803
Timken Company (The)	335,900	10,839,493
Zygo Corporation a	710,400	11,593,728

		109,782,144

Machinery - 5.4%
AGCO Corporation a,c	507,800	10,531,772
Baldor Electric	255,000	8,636,850
Baldwin Technology Company Cl. A a,b	805,300	5,017,019
FEI Company a,c	531,600	10,552,260
Flow International a	1,258,376	16,572,812
Global Power Equipment Group a,c	1,491,000	5,740,350
Hurco Companies a	168,000	4,572,960
Intermec a,c	278,200	8,487,882
Keithley Instruments	471,000	7,234,560
LeCroy Corporation a	501,500	7,848,475
PAXAR Corporation a,c	490,900	9,606,913
Regal-Beloit	163,600	6,915,372
Robbins & Myers	544,500	11,761,200
Thermadyne Holdings a	429,400	6,763,050

		120,241,475

Metal Fabrication and Distribution - 5.6%
Aleris International a,c	205,405	9,873,818
Carpenter Technology	200,000	18,904,000
Chaparral Steel Company a	365,900	23,754,228
Foster (L.B.) Company Cl. A a	472,300	9,176,789
Haynes International a	203,300	6,099,000
Insteel Industries	390,052	22,147,153
NN a	361,408	4,665,777
Oregon Steel Mills a,c	332,600	17,019,142
RTI International Metals a,c	231,900	12,719,715

		124,359,622

Paper and Packaging - 0.6%
Chesapeake Corporation	660,900	9,173,292
Graphic Packaging a	1,462,000	3,026,340

		12,199,632

Pumps, Valves and Bearings - 0.9%
CIRCOR International	398,800	11,644,960
Flowserve Corporation a	138,900	8,103,426

		19,748,386

Specialty Chemicals and Materials - 5.9%
Aceto Corporation a	1,103,350	8,131,690
Calgon Carbon a	734,100	4,514,715
Chemtura Corporation	656,800	7,737,104
Cytec Industries	216,200	12,974,162
LESCO a	266,400	4,558,104
Lydall a,c	667,000	6,436,550
MacDermid	364,300	11,712,245
Material Sciences a	703,000	8,492,240
OM Group a,c	483,600	11,122,800
Park Electrochemical	522,300	15,407,850
Penford Corporation	360,600	5,798,448
PolyOne Corporation a	1,225,700	11,423,524
Quaker Chemical	323,500	7,036,125
Spartech Corporation	427,800	10,267,200
Terra Industries a,c	874,900	6,168,045

		131,780,802

Textiles - 0.2%
Dixie Group a	365,266	5,464,379

Other Industrial Products - 3.0%
Cherokee International a,c	426,900	2,177,190
Ferro Corporation	550,500	11,010,000
Interface Cl. A a	1,066,600	14,729,746
Maxwell Technologies a	600,900	11,723,559
McGrath RentCorp	131,300	3,946,878
Tredegar Corporation	689,400	10,968,354
Trinity Industries	240,100	13,059,039

		67,614,766

Total		626,068,390

Industrial Services - 7.6%
Advertising and Publishing - 0.9%
Harris Interactive a	973,400	5,470,508
Journal Register Company	647,700	7,888,986
ValueClick a,c	385,076	6,515,486

		19,874,980

Commercial Services - 2.6%
Anacomp Cl. A a	105,000	1,086,750
Carreker Corporation a	809,500	5,205,085
Hudson Highland Group a,c	151,700	2,873,198
Lincoln Educational Services a,c	309,000	5,237,550
NCO Group a,c	377,700	8,970,375
Rentrak Corporation a	305,800	3,122,218
Sparton Corporation a	358,093	3,147,637
TRC Companies a,c	656,600	8,883,798
Volt Information Sciences a,c	472,000	14,424,320
Xanser Corporation a	1,439,600	6,377,428

		59,328,359

Engineering and Construction - 1.8%
Champion Enterprises a,c	338,600	5,065,456
Comfort Systems USA	640,400	8,645,400
Fleetwood Enterprises a,c	702,800	7,850,276
MasTec a,c	495,700	7,024,069
Matrix Service Company a	971,700	11,155,116

		39,740,317

Food and Tobacco Processors - 0.3%
Galaxy Nutritional Foods a,c	795,100	723,541
Sunopta a,c	642,800	5,534,508

		6,258,049

Printing - 0.4%
Bowne & Co.	560,000	9,335,200

Transportation and Logistics - 1.6%
AirTran Holdings a,c	406,300	7,358,093
Atlas Air Worldwide Holdings a,c	215,020	9,998,430
Frontier Airlines a,c	441,000	3,395,700
Mesa Air Group a	400,500	4,581,720
Swift Transportation Company a,c	477,300	10,371,729

		35,705,672

Total		170,242,577

Natural Resources - 2.7%
Energy Services - 1.0%
Global Industries a	235,900	3,418,191
Hanover Compressor Company a,c	292,600	5,448,212
Horizon Offshore a	146,300	121,429
Newpark Resources a,c	953,500	7,818,700
Universal Compression Holdings a	115,500	5,852,385

		22,658,917

Oil and Gas - 0.6%
Pioneer Drilling Company a,c	241,100	3,961,273
TODCO Cl. A a	239,900	9,454,459

		13,415,732

Precious Metals and Mining - 1.0%
Century Aluminum a,c	491,500	20,864,175
Titanium Metals a	36,900	1,791,495

		22,655,670

Real Estate - 0.1%
Five Star Quality Care a	35,900	390,951

Total		59,121,270

Technology - 36.1%
Aerospace and Defense - 4.2%
BE Aerospace a	377,000	9,470,240
CPI Aerostructures a	208,900	1,660,755
Ducommun a	431,400	9,577,080
EDO Corporation	108,100	3,334,885
Esterline Technologies a,c	265,900	11,367,225
GenCorp a	235,900	4,847,745
HEICO Corporation	232,300	7,361,587
Herley Industries a,c	425,900	8,892,792
Hexcel Corporation a,c	878,800	19,307,236
Kaman Corporation Cl. A	558,352	14,048,136
Teledyne Technologies a	138,200	4,919,920

		94,787,601

Components and Systems - 6.4%
Ampex Corporation Cl. A a	30,610	614,649
Analogic Corporation	282,000	18,668,400
Belden CDT	383,450	10,441,344
Celestica a,c	896,600	10,266,070
Cray a,c	1,517,500	2,746,675
Dot Hill Systems a,c	571,470	4,057,437
Hypercom Corporation a,c	835,300	7,768,290
InFocus Corporation a,c	1,557,113	7,396,287
Innovex a	494,600	2,566,974
Interlink Electronics a,b	770,775	2,358,572
Interphase Corporation a,b	421,200	2,278,692
Iomega Corporation a	1,605,700	5,266,696
KEMET Corporation a,c	431,100	4,082,517
Lantronix a,c	1,341,200	3,138,408
Mercury Computer Systems a	100,700	1,631,340
Merix Corporation a	780,000	9,594,000
Nam Tai Electronics	170,400	3,903,864
OSI Systems a,c	484,300	10,233,259
Printronix b	339,681	5,248,071
SCM Microsystems a,b,c	857,820	3,002,370
Sigmatron International a,b	266,900	2,428,763
Spectrum Control a,c	637,200	5,212,296
TTM Technologies a	534,300	7,742,007
Vishay Intertechnology a,c	878,400	12,508,416

		143,155,397

Distribution - 0.8%
Bell Industries a,b	442,900	1,186,972
Bell Microproducts a,c	713,468	4,394,963
Benchmark Electronics a,c	322,700	12,375,545

		17,957,480

Internet Software and Services - 2.3%
Digitas a,c	578,751	8,334,014
InfoSpace a,c	384,000	10,732,800
Interland a	293,200	1,738,676
Interwoven a,c	789,040	7,093,470
Lionbridge Technologies a,c	852,410	6,742,563
MIVA a,c	1,018,800	4,156,704
1-800-Flowers.com a,c	858,300	6,093,930
Tumbleweed Communications a	560,700	1,676,493
Vignette Corporation a	382,098	5,635,945

		52,204,595

IT Services - 1.4%
CIBER a,c	912,823	5,823,811
Computer Horizons a	1,033,100	5,165,500
Computer Task Group a,b,c	1,141,100	4,849,675
Keane a	891,800	14,045,850
Technology Solutions a,c	36,504	335,472

		30,220,308

Semiconductors and Equipment - 9.5%
Advanced Energy Industries a	474,700	6,707,511
Aixtron ADR a,c	677,713	2,927,720
Alliance Semiconductor a	741,300	2,053,401
ANADIGICS a,c	1,203,400	9,506,860
Brooks Automation a,c	608,000	8,657,920
California Micro Devices a	1,052,000	8,321,320
Cascade Microtech a	284,402	3,700,070
Credence Systems a,c	1,211,100	8,889,474
Cypress Semiconductor a,c	628,600	10,654,770
Electroglas a,b,c	1,199,627	6,525,971
FSI International a,c	835,000	4,400,450
Fairchild Semiconductor International Cl. A a,c	489,900	9,342,393
GSI Group a	1,153,300	12,743,965
Integrated Silicon Solution a,c	884,400	5,872,416
Kulicke & Soffa Industries a,c	620,400	5,918,616
MEMC Electronic Materials a	286,100	10,562,812
Mentor Graphics a,c	544,300	6,014,515
Nanometrics a	529,600	7,334,960
PLX Technology a,c	743,200	9,327,160
Pericom Semiconductor a,c	760,100	7,494,586
Sanmina-SCI Corporation a,c	1,053,500	4,319,350
Silicon Storage Technology a,c	1,239,900	5,430,762
Standard Microsystems a	28,900	750,822
Teradyne a	480,800	7,457,208
TriQuint Semiconductor a,c	1,176,800	5,789,856
Ultra Clean Holdings a	284,600	2,134,500
Varian a	246,400	10,146,752
Varian Semiconductor Equipment Associates a,c	206,736	5,805,147
Veeco Instruments a,c	515,300	12,032,255
Vitesse Semiconducter a,c	1,336,600	4,785,028
White Electronic Designs a	905,400	5,305,644

		210,914,214

Software - 4.7%
Actel Corporation a,c	493,800	7,871,172
Aspen Technology a	506,600	6,408,490
Avid Technology a,c	250,812	10,900,290
Borland Software a,c	1,359,900	7,343,460
Bottomline Technologies a,c	539,500	7,407,335
Dendrite International a	360,000	4,914,000
Epicor Software a,c	938,500	12,604,055
Evans & Sutherland Computer a,b	620,325	3,982,486
Indus International a,c	705,800	2,569,112
JDA Software Group a	255,397	3,687,933
MSC.Software a,c	480,900	9,593,955
Majesco Entertainment Company a,b,c	1,221,186	1,685,237
Manugistics Group a,c	1,244,700	2,688,552
MetaSolv a	1,273,900	3,898,134
NetIQ Corporation a,c	506,400	5,646,360
Phoenix Technologies a,c	698,900	4,738,542
QAD	972,900	7,277,292
Versant Corporation a,b	262,750	1,823,485

		105,039,890

Telecommunications - 6.8%
Andrew Corporation a,c	969,127	11,900,880
Arris Group a	264,000	3,632,640
C-COR.net a,c	1,492,900	13,047,946
Carrier Access a,c	729,566	4,391,987
Centillium Communications a	1,331,100	5,098,113
ClearOne Communications a	488,244	1,757,678
CommScope a,c	507,500	14,489,125
Covad Communications Group a,c	1,452,800	2,803,904
EMS Technologies a	624,646	11,262,367
EMCORE Corporation a,c	495,100	5,059,922
General Communication Cl. A a	535,400	6,472,986
Glenayre Technologies a	798,271	4,190,923
Globecomm Systems a,c	412,400	3,051,760
Harmonic a,c	429,400	2,735,278
Inter-Tel	450,000	9,648,000
Network Equipment Technologies a,b	1,598,100	6,344,457
Powerwave Technologies a,c	651,100	8,783,339
Radyne ComStream a	537,800	8,588,666
Symmetricom a,c	902,700	7,718,085
Tekelec a,c	263,600	3,645,588
Tollgrade Communications a	390,300	5,807,664
UTStarcom a,c	1,085,800	6,829,682
Westell Technologies Cl. A a,c	849,300	3,456,651

		150,717,641

Total		804,997,126

Miscellaneous e - 1.2%
Total		25,990,850

TOTAL COMMON STOCKS
(Cost $1,575,330,443)		2,086,793,081

REPURCHASE AGREEMENTS - 6.2%
State Street Bank & Trust Company, 4.60% dated 3/31/06, due 4/3/06, maturity value $69,533,644 (collateralized by obligations of various U.S. Government Agencies, valued at $71,248,950) (Cost $69,507,000)		69,507,000

Lehman Brothers (Tri-Party) 4.73% dated 3/31/06, due 4/3/06, maturity value $70,027,592 (collateralized by obligations of various U.S. Government Agencies, valued at $71,431,670) (Cost $70,000,000)		70,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $139,507,000)		139,507,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 6.9%
Money Market Funds
State Street Navigator Securities Lending Prime Portfolio (7 day yield-4.6423%)
(Cost $152,900,851)		152,900,851

TOTAL INVESTMENTS - 106.7%
(Cost $1,867,738,294)		2,379,200,932

LIABILITIES LESS CASH AND OTHER ASSETS - (6.7)%		(149,280,615)

NET ASSETS - 100.0%		$2,229,920,317

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
MARCH 31, 2006 (UNAUDITED)

COMMON STOCKS - 95.8%
	SHARES	VALUE
Consumer Products - 20.1%
Apparel and Shoes - 3.9%
Hampshire Group a,b	480,000	$9,811,200
K-Swiss Cl. A	350,000	10,549,000
Lakeland Industries a	170,900	3,503,450
Superior Uniform Group	200,000	2,202,000

		26,065,650

Food/Beverage/Tobacco - 5.4%
Lancaster Colony	640,000	26,880,000
National Beverage	602,800	6,974,396
Ralcorp Holdings a	60,000	2,283,000

		36,137,396

Home Furnishing and Appliances - 9.4%
American Woodmark	85,000	3,017,500
Chromcraft Revington a,b	332,500	4,475,450
Ethan Allen Interiors	300,000	12,606,000
Flexsteel Industries	222,100	3,064,980
Hooker Furniture	513,400	9,703,260
MITY Enterprises a,b	201,500	3,927,235
National Presto Industries b	543,300	26,714,061

		63,508,486

Sports and Recreation - 0.7%
Escalade	435,100	4,825,259

Other Consumer Products - 0.7%
Koss Corporation	170,000	4,666,857

Total		135,203,648

Consumer Services - 17.5%
Leisure and Entertainment - 0.4%
Bowl America Cl. A	197,300	2,880,580

Restaurants and Lodgings - 4.5%
CEC Entertainment a	375,000	12,607,500
Frisch’s Restaurants a,b	297,500	6,158,250
Jack in the Box a	265,000	11,527,500

		30,293,250

Retail Stores - 12.6%
Arden Group Cl. A	115,000	10,686,950
BJ’s Wholesale Club a	403,100	12,701,681
Borders Group a	690,000	17,415,600
Claire’s Stores a	820,000	29,774,200
Deb Shops	481,500	14,300,550

		84,878,981

Total		118,052,811

Financial Services - 2.4%
Insurance Brokers - 2.4%
Hilb Rogal & Hobbs Company	395,000	16,281,900

Total		16,281,900

Health - 6.7%
Commercial Services - 0.3%
Owens & Minor	60,000	1,966,200

Health Services - 1.2%
National Dentex a,b	337,500	7,840,125

Medical Products and Devices - 4.5%
Atrion Corporation	67,778	5,353,784
Bio-Rad Laboratories Cl. A a	400,000	24,940,000

		30,293,784

Personal Care - 0.7%
Regis Corporation	140,000	4,827,200

Total		44,927,309

Industrial Products - 33.5%
Automotive - 4.0%
Bandag Cl. A	430,000	15,368,200
R&B a	735,000	7,533,750
Strattec Security a	110,000	4,101,900

		27,003,850

Construction Materials - 3.1%
Carlisle Companies	118,500	9,693,300
ElkCorp	78,000	2,632,500
NCI Building Systems a	141,500	8,457,455

		20,783,255

Industrial Components - 4.6%
Genlyte Group (The) a	260,000	17,716,400
Standex International	416,800	13,195,888

		30,912,288

Machinery - 8.6%
Applied Industrial Technologies	112,200	5,004,120
Cascade Corporation	340,000	17,969,000
Kennametal	83,000	5,074,620
K-Tron International a	25,100	1,221,868
Nordson Corporation	120,000	5,983,200
Rofin-Sinar Technologies a	370,000	20,028,100
Sun Hydraulics	121,900	2,606,222

		57,887,130

Metal Fabrication and Distribution - 4.1%
Carpenter Technology	180,100	17,023,052
Insteel Industries	74,700	4,241,466
Quanex Corporation	94,500	6,296,535

		27,561,053

Specialty Chemicals and Materials - 7.5%
Hawkins b	545,400	7,673,778
Lubrizol Corporation	410,000	17,568,500
MacDermid	315,000	10,127,250
Schulman (A.)	610,763	15,116,384

		50,485,912

Other Industrial Products - 1.6%
Met-Pro Corporation b	846,666	11,209,858

Total		225,843,346

Industrial Services - 15.1%
Commercial Services - 3.5%
Global Imaging Systems a	298,000	11,318,040
Watson Wyatt Worldwide Cl. A	370,000	12,054,600

		23,372,640

Industrial Distribution - 3.1%
Lawson Products a,b	505,000	20,674,700

Printing - 6.4%
Banta Corporation	475,000	24,690,500
CSS Industries b	553,200	18,111,768

		42,802,268

Transportation and Logistics - 2.1%
Arkansas Best	370,000	14,474,400

Total		101,324,008

Technology - 0.5%
Components and Systems - 0.5%
Rimage Corporation a	159,800	3,608,284

Total		3,608,284

TOTAL COMMON STOCKS
(Cost $452,968,741)		645,241,306

REPURCHASE AGREEMENT - 4.1%
State Street Bank & Trust Company, 4.60% dated 3/31/06, due 4/3/06, maturity value $27,263,447 (collateralized by obligations of various U.S. Government Agencies, valued at $27,936,844) (Cost $27,253,000)		27,253,000

TOTAL INVESTMENTS - 99.9%
(Cost $480,221,741)		672,494,306

CASH AND OTHER ASSETS LESS LIABILITIES - 0.1%		962,486

NET ASSETS - 100.0%		$673,456,792

SCHEDULES OF INVESTMENTS
ROYCE VALUE FUND
MARCH 31, 2006 (UNAUDITED)

COMMON STOCKS - 89.7%
	SHARES	VALUE
Consumer Products - 13.0%
Apparel and Shoes - 6.0%
Kenneth Cole Productions Cl. A	107,000	$2,963,900
Columbia Sportswear Company a	54,700	2,917,151
K-Swiss Cl. A	113,700	3,426,918
Polo Ralph Lauren Cl. A	63,800	3,866,918
Timberland Company Cl. A a	123,900	4,241,097

		17,415,984

Home Furnishing and Appliances - 1.0%
Ethan Allen Interiors	67,200	2,823,744

Sports and Recreation - 2.5%
Thor Industries	67,400	3,596,464
Winnebago Industries	120,700	3,662,038

		7,258,502

Other Consumer Products - 3.5%
Fossil a	155,100	2,881,758
RC2 Corporation a	177,600	7,070,256

		9,952,014

Total		37,450,244

Consumer Services - 16.5%
Direct Marketing - 1.1%
Nu Skin Enterprises Cl. A	172,500	3,023,925

Leisure and Entertainment - 1.0%
International Speedway Cl. A a	57,500	2,926,750

Restaurants and Lodgings - 4.4%
Applebee’s International a	284,600	6,986,930
CEC Entertainment a	97,400	3,274,588
Ruby Tuesday	69,700	2,235,976

		12,497,494

Retail Stores - 9.0%
BJ’s Wholesale Club a	102,300	3,223,473
Buckle (The)	115,900	4,746,105
Claire’s Stores a	93,800	3,405,878
Finish Line (The) Cl. A	279,200	4,592,840
Pacific Sunwear of California a	170,400	3,776,064
Pier 1 Imports	157,900	1,833,219
Talbots	28,100	755,047
Too a	105,800	3,634,230

		25,966,856

Other Consumer Services - 1.0%
Corinthian Colleges a	205,800	2,963,520

Total		47,378,545

Financial Intermediaries - 2.5%
Insurance - 2.5%
Alleghany Corporation a	2,823	817,363
AmerUs Group a	46,000	2,771,040
Assured Guaranty	137,200	3,430,000

Total		7,018,403

Financial Services - 3.3%
Information and Processing - 1.1%
eFunds Corporation a	114,200	2,950,928

Investment Management - 2.2%
Eaton Vance	122,700	3,359,526
Federated Investors Cl. B	76,800	2,999,040

		6,358,566

Total		9,309,494

Health - 2.2%
Drugs and Biotech - 2.2%
Elan Corporation ADR a	104,700	1,511,868
Endo Pharmaceuticals Holdings a	149,100	4,891,971

Total		6,403,839

Industrial Products - 10.0%
Building Systems and Components - 1.1%
Simpson Manufacturing	74,400	3,221,520

Construction Materials - 1.5%
Florida Rock Industries	75,850	4,264,287

Machinery - 3.0%
Graco	55,300	2,512,279
Lincoln Electric Holdings	62,100	3,352,779
Rofin-Sinar Technologies a	52,100	2,820,173

		8,685,231

Metal Fabrication and Distribution - 4.4%
IPSCO	35,000	3,643,150
Metal Management	88,500	2,801,025
Reliance Steel & Aluminum	46,100	4,329,712
Schnitzer Steel Industries Cl. A	43,100	1,846,835

		12,620,722

Total		28,791,760

Industrial Services - 5.7%
Commercial Services - 3.0%
Heidrick & Struggles International a	113,300	4,110,524
Korn/Ferry International a	219,400	4,473,566

		8,584,090

Engineering and Construction - 0.4%
Dycom Industries a	63,200	1,343,000

Transportation and Logistics - 2.3%
Arkansas Best	167,300	6,544,776

Total		16,471,866

Natural Resources - 20.4%
Energy Services - 5.8%
Ensign Energy Services	65,700	2,525,949
Pason Systems a	56,000	1,499,919
Patterson-UTI Energy	103,700	3,314,252
Tesco Corporation a	189,500	3,608,080
TETRA Technologies a	62,100	2,921,184
Trican Well Service a	60,000	2,735,796

		16,605,180

Oil and Gas - 6.9%
Cimarex Energy	165,900	7,176,834
St. Mary Land & Exploration Company a	171,700	7,010,511
Unit Corporation a	101,100	5,636,325

		19,823,670

Precious Metals and Mining - 7.7%
Agnico-Eagle Mines	119,300	3,632,685
Gammon Lake Resources a	220,000	3,982,000
Glamis Gold a	108,900	3,558,852
Ivanhoe Mines a	409,800	3,946,374
Meridian Gold a	126,500	3,750,725
Pan American Silver a	131,600	3,342,640

		22,213,276

Total		58,642,126

Technology - 14.5%
Components and Systems - 1.8%
Tektronix	146,600	5,235,086

Distribution - 1.5%
CDW Corporation a	73,800	4,343,130

IT Services - 4.3%
MAXIMUS	131,000	4,713,380
Perot Systems Cl. A a	299,100	4,653,996
Total System Services	146,500	2,918,280

		12,285,656

Semiconductors and Equipment - 1.6%
Cabot Microelectronics a	49,000	1,817,900
Fairchild Semiconductor International Cl. A a	145,100	2,767,057

		4,584,957

Software - 1.5%
ManTech International Cl. A a	133,100	4,421,582

Telecommunications - 3.8%
Foundry Networks a	242,200	4,398,352
NETGEAR a	338,000	6,425,380

		10,823,732

Total		41,694,143

Miscellaneous e - 1.6%
Total		4,544,200

TOTAL COMMON STOCKS
(Cost $220,819,369)		257,704,620

REPURCHASE AGREEMENT - 12.1%
State Street Bank & Trust Company, 4.60% dated 3/31/06, due 4/3/06, maturity value $34,755,318 (collateralized by obligations of various U.S. Government Agencies, valued at $35,615,000)
(Cost $34,742,000)		34,742,000

TOTAL INVESTMENTS - 101.8%
(Cost $255,561,369)		292,446,620

LIABILITIES LESS CASH
AND OTHER ASSETS - (1.8)%		(5,230,195)

NET ASSETS - 100.0%		$287,216,425

SCHEDULES OF INVESTMENTS
ROYCE VALUE PLUS FUND
MARCH 31, 2006 (UNAUDITED)

COMMON STOCKS - 89.7%
	SHARES	VALUE
Consumer Products - 3.8%
Apparel and Shoes - 0.4%
Polo Ralph Lauren Cl. A	43,000	$2,606,230

Home Furnishing and Appliances - 0.9%
Select Comfort a	128,800	5,094,040

Sports and Recreation - 1.8%
Thor Industries	147,700	7,881,272
Winnebago Industries	94,000	2,851,960

		10,733,232

Other Consumer Products - 0.7%
Fossil a	216,000	4,013,280

Total		22,446,782

Consumer Services - 3.5%
Direct Marketing - 0.8%
Nu Skin Enterprises Cl. A	258,600	4,533,258

Leisure and Entertainment - 2.0%
Activision a	363,000	5,005,770
International Speedway Cl. A a	139,300	7,090,370

		12,096,140

Other Consumer Services - 0.7%
MoneyGram International	138,300	4,248,576

Total		20,877,974

Financial Intermediaries - 4.1%
Banking - 1.0%
Enterprise Financial Services	207,000	5,669,730

Insurance - 0.6%
Assured Guaranty	132,600	3,315,000

Securities Brokers - 1.7%
Knight Capital Group Cl. A a	723,000	10,071,390

Other Financial Intermediaries - 0.8%
MarketAxess Holdings a	341,900	4,113,057
TSX Group	17,000	764,516

		4,877,573

Total		23,933,693

Financial Services - 3.5%
Information and Processing - 2.5%
eFunds Corporation a	455,700	11,775,288
Morningstar a	68,000	3,044,360

		14,819,648

Investment Management - 1.0%
Nuveen Investments Cl. A	119,000	5,729,850

Total		20,549,498

Health - 10.6%
Drugs and Biotech - 6.7%
Draxis Health a	575,000	2,604,750
Dyax Corporation a	710,000	4,118,000
Elan Corporation ADR a	395,000	5,703,800
Endo Pharmaceuticals Holdings a	269,200	8,832,452
Lexicon Genetics a	292,300	1,619,342
Myriad Genetics a	120,000	3,130,800
Orchid Cellmark a	478,600	2,747,164
Perrigo Company	452,400	7,378,644
Zila a	1,090,600	3,479,014

		39,613,966

Health Services - 0.6%
Metropolitan Health Networks a	1,617,800	3,510,626

Medical Products and Devices - 2.4%
Caliper Life Sciences a	1,081,300	6,920,320
Possis Medical a	313,600	3,186,176
Shamir Optical Industry a	422,200	4,213,556

		14,320,052

Personal Care - 0.9%
Inter Parfums	250,000	4,982,500

Total		62,427,144

Industrial Products - 10.5%
Building Systems and Components - 1.3%
AZZ a	75,000	1,845,000
Drew Industries a	161,200	5,730,660

		7,575,660

Machinery - 1.4%
Lincoln Electric Holdings	152,000	8,206,480

Metal Fabrication and Distribution - 6.8%
Harris Steel Group	321,100	7,561,117
IPSCO	103,000	10,721,270
Metal Management	168,400	5,329,860
Reliance Steel & Aluminum	91,100	8,556,112
Schnitzer Steel Industries Cl. A	186,000	7,970,100

		40,138,459

Other Industrial Products - 1.0%
Diebold	150,500	6,185,550

Total		62,106,149

Industrial Services - 10.2%
Commercial Services - 6.9%
Adesa	445,600	11,915,344
Ceridian Corporation a	347,000	8,831,150
Dolby Laboratories Cl. A a	235,000	4,911,500
Exponent a	92,900	2,940,285
Hewitt Associates Cl. A a	204,500	6,081,830
MPS Group a	322,400	4,932,720
Navigant Consulting a	60,000	1,281,000

		40,893,829

Engineering and Construction - 1.3%
Dycom Industries a	199,500	4,239,375
Insituform Technologies Cl. A a	132,000	3,511,200

		7,750,575

Food and Tobacco Processors - 0.3%
Omega Protein a	244,100	1,393,811

Industrial Distribution - 0.1%
Ritchie Bros. Auctioneers	14,000	693,000

Printing - 0.5%
Banta Corporation	59,000	3,066,820

Transportation and Logistics - 1.1%
Universal Truckload Services a	257,800	6,457,890

Total		60,255,925

Natural Resources - 19.9%
Energy Services - 5.1%
Ensign Energy Services	180,000	6,920,409
Input/Output a	389,100	3,778,161
Pason Systems a	196,000	5,249,715
Tesco Corporation a	396,200	7,543,648
Trican Well Service a	151,900	6,926,125

		30,418,058

Oil and Gas - 1.2%
Western Refining a	316,500	6,842,730

Precious Metals and Mining - 13.0%
Agnico-Eagle Mines	196,000	5,968,200
Gammon Lake Resources a	405,000	7,330,500
Glamis Gold a	192,700	6,297,436
Hecla Mining Company a	970,000	6,411,700
International Coal Group a	900,900	8,774,766
Ivanhoe Mines a	1,022,000	9,841,860
Meridian Gold a	189,900	5,630,535
Northern Orion Resources a	1,206,000	5,451,120
NovaGold Resources a	542,700	8,303,310
Silver Standard Resources a	246,000	5,057,760
Western Silver a	320,900	7,531,523

		76,598,710

Real Estate - 0.6%
Five Star Quality Care a	311,700	3,394,413

Total		117,253,911

Technology - 19.2%
Components and Systems - 1.3%
Digi International a	633,100	7,388,277

Distribution - 1.3%
CDW Corporation a	125,600	7,391,560

Internet Software and Services - 3.9%
Answers Corporation a	327,330	3,931,233
eResearch Technology a	434,900	6,258,211
Packeteer a	229,300	2,659,880
RealNetworks a	1,193,000	9,842,250

		22,691,574

IT Services - 1.7%
Perot Systems Cl. A a	467,000	7,266,520
RADVision a	155,085	2,768,267

		10,034,787

Semiconductors and Equipment - 4.4%
Advanced Energy Industries a	326,300	4,610,619
Cabot Microelectronics a	66,000	2,448,600
DTS a	210,700	4,142,362
Fairchild Semiconductor International Cl. A a	321,000	6,121,470
GSI Group a	370,100	4,089,605
Photronics a	255,300	4,789,428

		26,202,084

Software - 4.2%
Dendrite International a	342,943	4,681,172
Epicor Software a	556,500	7,473,795
Macrovision Corporation a	174,400	3,862,960
SPSS a	115,900	3,669,394
Ulticom a	475,000	5,106,250

		24,793,571

Telecommunications - 2.4%
Foundry Networks a	570,000	10,351,200
KVH Industries a	233,600	2,585,952
Novatel Wireless a	166,100	1,486,595

		14,423,747

Total		112,925,600

Miscellaneous e - 4.4%
Total		26,037,907

TOTAL COMMON STOCKS
(Cost $433,452,557)		528,814,583

REPURCHASE AGREEMENTS - 9.8%
State Street Bank & Trust Company, 4.60% dated 3/31/06, due 4/3/06, maturity value $38,176,629 (collateralized by obligations of various U.S. Government Agencies, valued at $39,117,550)
(Cost $38,162,000)		38,162,000

Lehman Brothers (Tri-Party), 4.73% dated 3/31/06, due 4/3/06, maturity value $20,007,883 (collateralized by obligations of various U.S. Government Agencies, valued at $20,411,174)
(Cost $20,000,000)		20,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $58,162,000)		58,162,000

TOTAL INVESTMENTS - 99.5%
(Cost $491,614,557)		586,976,583

CASH AND OTHER ASSETS
LESS LIABILITES - 0.5%		2,740,537

NET ASSETS - 100.0%		$589,717,120

SCHEDULES OF INVESTMENTS
ROYCE TECHNOLOGY VALUE FUND
MARCH 31, 2006 (UNAUDITED)

COMMON STOCKS - 90.9%
	SHARES	VALUE
Commercial Services - 0.9%
TRX a	30,000	$284,100

Total		284,100

Components and Systems - 6.3%
Acacia Research-Acacia Technologies a	60,000	529,200
Analogic Corporation	5,000	331,000
Digi International a	50,000	583,500
OSI Systems a	10,000	211,300
On Track Innovations a	20,000	251,000

Total		1,906,000

Direct Marketing - 1.0%
Baby Universe a	30,000	290,400

Total		290,400

Distribution - 1.2%
INX a	60,000	372,000

Total		372,000

Internet Software and Services - 23.8%
Dynabazaar a	150,000	54,150
ePresence a,d	350,000	0
Hollywood Media a	120,000	582,000
Intraware a	55,000	426,250
Jacada a	330,100	914,377
Openwave Systems a	15,000	323,700
Perficient a	40,000	464,400
PFSweb a	250,000	307,500
RealNetworks a	60,000	495,000
S1 Corporation a	100,000	504,000
Saba Software a	133,100	858,495
Stellent	20,000	237,200
SupportSoft a	100,000	443,000
TheStreet.com	30,000	226,800
Tumbleweed Communications a	200,000	598,000
WebSideStory a	20,000	343,800
Website Pros a	30,000	421,500

Total		7,200,172

IT Services - 5.3%
Infocrossing a	50,000	602,500
PacificNet a	20,000	147,800
RADVision a	20,000	357,000
TechTeam Global a	20,000	222,600
Tyler Technologies a	25,000	275,000

Total		1,604,900

Leisure and Entertainment - 5.0%
ESI Entertainment Systems a,d	120,000	308,400
Progressive Gaming International a	50,000	478,500
TiVo a	100,000	723,000

Total		1,509,900

Semiconductors and Equipment - 2.2%
DTS a	10,000	196,600
Pixelplus Company a	40,000	456,000

Total		652,600

Software - 27.6%
Aladdin Knowledge Systems a	30,000	673,500
American Software Cl. A	40,000	290,800
Applix a	50,000	381,500
Aspen Technology a	15,000	189,750
@Road a	50,000	253,500
Bottomline Technologies a	70,000	961,100
Chordiant Software a	140,000	488,600
ILOG ADR a	62,500	960,625
IncrediMail a	15,000	123,000
Indus International a	40,000	145,600
MicroStrategy Cl. A a	3,000	315,870
Mobius Management Systems a	100,000	625,000
Motive a	70,000	273,000
Open Text a	25,000	410,750
SCO Group (The) a	382,500	1,663,875
SPSS a	10,000	316,600
Ultimate Software Group a	10,000	258,500

Total		8,331,570

Telecommunications - 17.6%
American Telecom Services (Warrants) a	59,500	83,300
American Telecom Services a	59,500	252,280
Broadwing Corporation a	20,000	294,800
Covad Communications Group a	300,000	579,000
Deltathree a	100,000	290,000
GigaBeam a	30,000	312,000
Glenayre Technologies a	90,000	472,500
Harmonic a	110,000	700,700
iBasis a	200,000	440,000
NMS Communications a	110,000	414,700
PC-Tel a	50,000	476,000
TNS a	1,000	21,180
Terayon Communication Systems a	200,000	366,000
UCN a	170,000	416,500
Westell Technologies Cl. A a	50,000	203,500

Total		5,322,460

TOTAL COMMON STOCKS
(Cost $27,956,619)		27,474,102

REPURCHASE AGREEMENT - 13.4%
State Street Bank & Trust Company, 4.60% dated 3/31/06, due 4/3/06, maturity value $4,044,550 (collateralized by obligations of various U.S. Government Agencies, valued at $4,146,150)
(Cost $4,043,000)		4,043,000

TOTAL INVESTMENTS - 104.3%
(Cost $31,999,619)		31,517,102

LIABILITIES LESS CASH
AND OTHER ASSETS - (4.3)%		(1,301,142)

NET ASSETS - 100.0%		$30,215,960

SCHEDULES OF INVESTMENTS
ROYCE 100 FUND
MARCH 31, 2006 (UNAUDITED)

COMMON STOCKS - 91.9%
	SHARES	VALUE
Consumer Products - 6.6%
Apparel and Shoes - 2.3%
Kenneth Cole Productions Cl. A	5,200	$144,040
Columbia Sportswear Company a	3,600	191,988
K-Swiss Cl. A	8,200	247,148

		583,176

Home Furnishing and Appliances - 0.7%
Ethan Allen Interiors	4,200	176,484

Sports and Recreation - 2.8%
Polaris Industries	4,700	256,432
Thor Industries	6,000	320,160
Winnebago Industries	4,400	133,496

		710,088

Other Consumer Products - 0.8%
Fossil a	10,100	187,658

Total		1,657,406

Consumer Services - 10.3%
Direct Marketing - 0.5%
Nu Skin Enterprises Cl. A	7,300	127,969

Leisure and Entertainment - 1.1%
International Speedway Cl. A a	5,300	269,770

Restaurants and Lodgings - 1.4%
CBRL Group	2,300	100,993
CEC Entertainment a	7,000	235,340

		336,333

Retail Stores - 5.3%
Big Lots a	7,700	107,492
Borders Group a	11,400	287,736
Buckle (The)	5,000	204,750
Claire’s Stores a	4,600	167,026
Dollar Tree Stores a	10,100	279,467
Pier 1 Imports	24,500	284,445

		1,330,916

Other Consumer Services - 2.0%
Corinthian Colleges a	16,900	243,360
MoneyGram International	8,300	254,976

		498,336

Total		2,563,324

Financial Intermediaries - 3.5%
Securities Brokers - 1.7%
Knight Capital Group Cl. A a	31,600	440,188

Other Financial Intermediaries - 1.8%
MarketAxess Holdings a	23,773	285,989
Nasdaq Stock Market a	3,900	156,156

		442,145

Total		882,333

Financial Services - 6.0%
Information and Processing - 3.4%
eFunds Corporation a	16,100	416,024
Morningstar a	5,500	246,235
SEI Investments Company a	4,600	186,438

		848,697

Insurance Brokers - 0.5%
Hilb Rogal & Hobbs Company	3,000	123,660

Investment Management - 2.1%
Federated Investors Cl. B	6,100	238,205
Nuveen Investments Cl. A	5,700	274,455

		512,660

Total		1,485,017

Health - 3.4%
Drugs and Biotech - 1.2%
Perrigo Company	18,500	301,735

Medical Products and Devices - 2.2%
Arrow International	5,600	182,952
Invacare Corporation	8,000	248,480
Possis Medical a	12,200	123,952

		555,384

Total		857,119

Industrial Products - 13.9%
Automotive - 0.7%
Gentex Corporation	10,000	174,600

Building Systems and Components - 1.7%
Drew Industries a	8,000	284,400
Teleflex	1,800	128,934

		413,334

Industrial Components - 1.5%
CLARCOR	5,700	202,920
Donaldson Company	4,900	165,571

		368,491

Machinery - 5.3%
Franklin Electric	4,800	262,320
Lincoln Electric Holdings	3,500	188,965
Nordson Corporation	4,600	229,356
Rofin-Sinar Technologies a	4,000	216,520
Tennant Company	4,300	224,976
Woodward Governor Company	6,000	199,500

		1,321,637

Metal Fabrication and Distribution - 1.4%
Kaydon Corporation	4,300	173,548
Metal Management	5,800	183,570

		357,118

Specialty Chemicals and Materials - 0.5%
MacDermid	4,100	131,815

Other Industrial Products - 2.8%
Brady Corporation Cl. A	6,300	235,998
Diebold	5,800	238,380
Smith (A.O.) Corporation	4,400	232,320

		706,698

Total		3,473,693

Industrial Services - 13.8%
Commercial Services - 7.6%
Adesa	16,200	433,188
Ceridian Corporation a	12,600	320,670
Copart a	6,800	186,660
Dolby Laboratories Cl. A a	13,100	273,790
Hewitt Associates Cl. A a	7,800	231,972
MPS Group a	17,300	264,690
Viad Corporation	5,100	174,828

		1,885,798

Industrial Distribution - 0.8%
Ritchie Bros. Auctioneers	4,200	207,900

Printing - 1.9%
Banta Corporation	4,100	213,118
Courier Corporation	5,775	256,064

		469,182

Transportation and Logistics - 3.5%
Alexander & Baldwin	2,100	100,128
Arkansas Best	5,100	199,512
Grupo Aeroportuario del Sureste a	8,000	267,040
Universal Truckload Services a	12,500	313,125

		879,805

Total		3,442,685

Natural Resources - 7.2%
Energy Services - 2.8%
Ensign Energy Services	4,800	184,544
Pason Systems a	9,200	246,415
Trican Well Service a	5,500	250,782

		681,741

Oil and Gas - 2.2%
Cimarex Energy	5,500	237,930
Holly Corporation	2,500	185,300
SEACOR Holdings a	1,600	126,720

		549,950

Precious Metals and Mining - 1.5%
International Coal Group a	39,000	379,860

Real Estate - 0.7%
Five Star Quality Care a	16,600	180,774

Total		1,792,325

Technology - 22.7%
Aerospace and Defense - 0.9%
HEICO Corporation Cl. A	8,200	223,286

Components and Systems - 5.8%
American Power Conversion	6,600	152,526
Dionex Corporation a	4,200	258,216
Nam Tai Electronics	11,000	252,010
Plexus Corporation a	6,800	255,476
Technitrol	8,600	206,228
Tektronix	8,700	310,677

		1,435,133

Distribution - 2.0%
Benchmark Electronics a	6,200	237,770
CDW Corporation a	4,300	253,055

		490,825

Internet Software and Services - 2.0%
eResearch Technology a	18,700	269,093
RealNetworks a	29,000	239,250

		508,343

IT Services - 2.8%
Keane a	17,600	277,200
Perot Systems Cl. A a	18,900	294,084
Sapient Corporation a	16,300	124,369

		695,653

Semiconductors and Equipment - 3.3%
Advanced Energy Industries a	18,700	264,231
Cabot Microelectronics a	3,900	144,690
Cognex Corporation	7,600	225,264
DTS a	9,900	194,634

		828,819

Software - 4.6%
Epicor Software a	23,400	314,262
Fair Isaac	3,900	154,518
Macrovision Corporation a	13,200	292,380
Pegasystems a	19,000	155,040
SPSS a	7,500	237,450

		1,153,650

Telecommunications - 1.3%
Foundry Networks a	17,900	325,064

Total		5,660,773

Miscellaneous e - 4.5%
Total		1,115,132

TOTAL COMMON STOCKS
(Cost $18,695,946)		22,929,807

REPURCHASE AGREEMENT - 11.4%
State Street Bank & Trust Company, 4.60% dated 3/31/06, due 4/3/06, maturity value $2,836,087 (collateralized by obligations of various U.S. Government Agencies, valued at $2,908,631)
(Cost $2,835,000)		2,835,000

TOTAL INVESTMENTS - 103.3%
(Cost $21,530,946)		25,764,807

LIABILITIES LESS CASH
AND OTHER ASSETS - (3.3)%		(817,673)

NET ASSETS - 100.0%		$24,947,134

SCHEDULES OF INVESTMENTS
ROYCE DISCOVERY FUND
MARCH 31, 2006 (UNAUDITED)

COMMON STOCKS - 87.0%
	SHARES	VALUE
Consumer Products - 6.7%
Apparel and Shoes - 2.3%
Kenneth Cole Productions Cl. A	1,100	$30,470
Lakeland Industries a	1,500	30,750
Stride Rite	2,300	33,304

		94,524

Home Furnishing and Appliances - 1.6%
National Presto Industries	500	24,585
Stanley Furniture Company	1,300	38,025

		62,610

Sports and Recreation - 0.9%
Aldila	1,100	36,520

Other Consumer Products - 1.9%
JAKKS Pacific a	1,600	42,784
WD-40	1,100	33,935

		76,719

Total		270,373

Consumer Services - 9.9%
Direct Marketing - 0.9%
Sportsman’s Guide (The) a	1,300	34,437

Leisure and Entertainment - 0.7%
4Kids Entertainment a	1,600	27,504

Media and Broadcasting - 0.9%
Nelson (Thomas)	1,300	38,025

Restaurants and Lodgings - 1.9%
Benihana Cl. A a	1,500	46,380
Lone Star Steakhouse & Saloon	1,100	31,262

		77,642

Retail Stores - 3.0%
Deb Shops	1,100	32,670
Shoe Carnival a	1,800	44,964
Trans World Entertainment a	4,100	22,837
Wilsons The Leather Experts a	5,400	21,060

		121,531

Other Consumer Services - 2.5%
Escala Group a	1,700	44,523
EZCORP Cl. A a	1,900	56,088

		100,611

Total		399,750

Financial Intermediaries - 10.0%
Banking - 3.5%
Capital Crossing Bank a	800	25,488
First Regional Bancorp a	400	35,652
Intervest Bancshares a	1,100	39,754
New Hampshire Thrift Bancshares	99	1,571
Provident Financial Holdings	511	16,659
Taylor Capital Group	600	23,514

		142,638

Insurance - 6.1%
American Equity Investment Life Holding Company a	2,000	28,680
American Safety Insurance Holdings a	1,500	25,065
Capital Title Group	4,050	31,225
Ceres Group a	5,000	27,600
FPIC Insurance Group a	800	30,240
Meadowbrook Insurance Group a	4,100	28,700
Presidential Life	1,600	40,656
Safety Insurance Group	700	31,962

		244,128

Securities Brokers - 0.4%
Stifel Financial a	366	15,983

Total		402,749

Financial Services - 0.7%
Other Financial Services - 0.7%
Nicholas Financial a	2,350	27,988

Total		27,988

Health - 17.8%
Drugs and Biotech - 4.6%
Bentley Pharmaceuticals a	2,400	31,560
Draxis Health a	6,100	27,633
Hi-Tech Pharmacal a	1,200	33,840
Lifecore Biomedical a	1,900	22,230
Matrixx Initiatives a	1,800	41,940
Stratagene Corporation a	2,600	28,600

		185,803

Health Services - 3.7%
Allied Healthcare International a	4,600	22,310
Gentiva Health Services a	2,000	36,420
Metropolitan Health Networks a	8,000	17,360
NovaMed a	3,700	26,270
Odyssey Healthcare a	1,800	30,978
PainCare Holdings a	7,700	14,707

		148,045

Medical Products and Devices - 9.0%
Anika Therapeutics a	1,800	21,996
Atrion Corporation	400	31,596
Candela Corporation a	900	19,440
Cholestech Corporation a	2,200	28,666
Cutera a	1,600	43,392
ICU Medical a	800	28,952
Meridian Bioscience	1,697	45,785
Schick Technologies a	1,100	54,890
Utah Medical Products	1,000	32,000
Vital Signs	500	27,465
Young Innovations	800	29,216

		363,398

Personal Care - 0.5%
CNS	1,000	21,540

Total		718,786

Industrial Products - 10.9%
Automotive - 1.3%
Noble International	1,650	27,935
R&B a	2,600	26,650

		54,585

Building Systems and Components - 0.7%
International Aluminum	700	28,763

Industrial Components - 2.9%
American Technical Ceramics a	2,700	39,150
Bel Fuse Cl. B	900	31,527
Deswell Industries	1,500	14,130
Zygo Corporation a	1,900	31,008

		115,815

Machinery - 3.1%
Gehl Company a	1,200	39,744
Hurco Companies a	1,300	35,386
LeCroy Corporation a	800	12,520
Rofin-Sinar Technologies a	700	37,891

		125,541

Metal Fabrication and Distribution - 1.9%
Northwest Pipe Company a	900	27,315
Roanoke Electric Steel	1,020	32,946
Universal Stainless & Alloy Products a	600	15,420

		75,681

Other Industrial Products - 1.0%
EnPro Industries a	1,200	41,160

Total		441,545

Industrial Services - 6.0%
Engineering and Construction - 2.6%
Baker (Michael) a	1,100	31,163
KHD Humboldt Wedag International a	1,200	29,748
Layne Christensen Company a	1,300	43,576

		104,487

Food and Tobacco Processors - 0.6%
M&F Worldwide a	1,700	24,276

Printing - 1.5%
CSS Industries	881	28,844
Ennis	1,700	33,150

		61,994

Transportation and Logistics - 1.3%
Cronos Group (The)	2,000	24,400
Vitran Corporation Cl. A a	1,400	28,098

		52,498

Total		243,255

Natural Resources - 4.8%
Oil and Gas - 2.6%
Callon Petroleum a	1,500	31,530
EnergySouth	1,000	31,810
Panhandle Royalty Company Cl. A	1,400	26,068
VAALCO Energy a	2,500	16,750

		106,158

Precious Metals and Mining - 0.8%
United States Lime & Minerals a	1,200	33,060

Real Estate - 1.4%
Bluegreen Corporation a	1,800	23,796
Consolidated-Tomoka Land	500	31,065

		54,861

Total		194,079

Technology - 20.2%
Aerospace and Defense - 3.0%
Ducommun a	1,400	31,080
Herley Industries a	1,700	35,496
Innovative Solutions and Support a	400	5,200
MTC Technologies a	800	22,392
TVI Corporation a	7,100	28,045

		122,213

Components and Systems - 3.8%
Methode Electronics	2,800	30,492
SimpleTech a	5,700	21,432
Spectrum Control a	4,200	34,356
Xyratex a	2,100	66,150

		152,430

Distribution - 0.7%
Agilysys	1,900	28,614

Internet Software and Services - 1.5%
ePlus a	1,900	27,037
Pacific Internet a	4,200	35,910

		62,947

IT Services - 2.0%
Covansys Corporation a	1,400	24,066
SI International a	900	31,635
TechTeam Global a	2,200	24,486

		80,187

Semiconductors and Equipment - 3.6%
ADE Corporation a	1,400	42,868
CalAmp Corporation a	2,500	29,350
Catalyst Semiconductor a	1,000	4,900
CyberOptics Corporation a	1,900	28,443
IXYS Corporation a	2,800	25,816
Ultra Clean Holdings a	1,700	12,750

		144,127

Software - 3.4%
Applix a	3,800	28,994
MapInfo a	2,000	28,040
Moldflow Corporation a	1,800	28,260
Pervasive Software a	4,500	18,540
Phoenix Technologies a	4,700	31,866

		135,700

Telecommunications - 2.2%
Anaren a	706	13,746
Communications Systems	2,100	22,155
SpectraLink Corporation a	2,100	26,355
TALK America Holdings a	3,000	25,590

		87,846

Total		814,064

TOTAL COMMON STOCKS
(Cost $2,785,368)		3,512,589

REPURCHASE AGREEMENT - 13.1%
State Street Bank & Trust Company, 4.60% dated 3/31/06, due 4/3/06, maturity value $527,202 (collateralized by obligations of various U.S. Government Agencies, valued at $540,281)
(Cost $527,000)		527,000

TOTAL INVESTMENTS - 100.1%
(Cost $3,312,368)		4,039,589

LIABILITIES LESS CASH
AND OTHER ASSETS - (0.1)%		(4,202)

NET ASSETS - 100.0%		$4,035,387

SCHEDULES OF INVESTMENTS
ROYCE FINANCIAL SERVICES
MARCH 31, 2006 (UNAUDITED)

COMMON STOCKS - 85.3%
	SHARES	VALUE
Consumer Services - 1.4%
Other Consumer Services - 1.4%
MoneyGram International	1,000	$30,720

Total		30,720

Diversified Investment Companies - 0.6%
Closed-End Mutual Funds - 0.6%
Central Fund of Canada Cl. A a	1,700	13,515

Total		13,515

Financial Intermediaries - 42.6%
Banking - 21.8%
Abigail Adams National Bancorp	1,100	14,355
Bancorp Rhode Island	700	24,437
Bank of Hawaii	200	10,662
Bank of NT Butterfield a	1,100	61,600
Center Bancorp	1,260	14,994
Central Pacific Financial	1,000	36,720
Commercial National Financial	1,100	21,780
Fauquier Bankshares	700	17,220
HopFed Bancorp	800	12,784
International Bancshares a	625	17,956
MAF Bancorp	700	30,639
Mercantile Bankshares	300	11,535
Partners Trust Financial Group	800	9,536
Peapack-Gladstone Financial	1,800	46,098
Provident Financial Services	600	10,860
Severn Bancorp	880	17,556
Sun Bancorp a	800	15,600
Susquehanna Bancshares	400	10,308
Timberland Bancorp	500	14,100
Umpqua Holdings	400	11,400
Whitney Holding	1,400	49,644
Wilmington Trust	300	13,005

		472,789

Insurance - 13.2%
Alleghany Corporation a	104	30,120
American National Insurance	200	22,416
Argonaut Group a	800	28,440
Aspen Insurance Holdings	1,400	34,524
Baldwin & Lyons Cl. B	1,500	39,825
CNA Surety a	500	8,365
Erie Indemnity Company Cl. A	200	10,528
Infinity Property & Casualty	700	29,218
Montpelier Re Holdings	1,300	21,190
Ohio Casualty	500	15,850
RLI	300	17,190
Transatlantic Holdings	500	29,225

		286,891

Real Estate Investment Trusts - 4.9%
Annaly Mortgage Management	1,000	12,140
Capital Trust Cl. A	600	18,672
Capstead Mortgage	1,200	8,460
Friedman, Billings, Ramsey Group Cl. A	2,600	24,388
Gladstone Commercial	600	12,150
KKR Financial	800	17,944
MFA Mortgage Investments a	2,000	12,700

		106,454

Securities Brokers - 2.7%
First Albany a	2,000	11,260
Knight Capital Group Cl. A a	800	11,144
Piper Jaffray Companies a	100	5,500
Sanders Morris Harris Group	500	8,020
Stifel Financial a	500	21,835

		57,759

Total		923,893

Financial Services - 36.1%
Information and Processing - 4.7%
Advent Software a	500	14,210
Interactive Data a	500	11,750
Morningstar a	800	35,816
SEI Investments Company a	1,000	40,530

		102,306

Insurance Brokers - 3.6%
Brown & Brown	1,500	49,800
Gallagher (Arthur J.) & Company	300	8,343
Hilb Rogal & Hobbs Company	500	20,610

		78,753

Investment Management - 25.0%
AGF Management Cl. B a	500	10,536
AllianceBernstein Holding L.P.	1,600	106,000
Epoch Holding a	11,700	56,160
Federated Investors Cl. B	1,400	54,670
Hennessy Advisors	1,500	40,500
Highbury Financial a	6,300	34,587
Highbury Financial (Warrants) a	12,600	7,938
IGM Financial	200	8,280
International Assets Holding a	1,000	10,250
MCG Capital	1,000	14,110
MVC Capital a	2,000	24,400
Nuveen Investments Cl. A	1,200	57,780
T. Rowe Price Group	700	54,747
U.S. Global Investors Cl. A a	4,000	62,320

		542,278

Other Financial Services - 2.8%
CharterMac	500	10,150
Credit Acceptance a	1,100	25,850
Municipal Mortgage & Equity	400	10,600
World Acceptance a	500	13,700

		60,300

Total		783,637

Industrial Services - 1.9%
Commercial Services - 1.9%
Viad Corporation	250	8,570
Watson Wyatt Worldwide Cl. A	1,000	32,580

Total		41,150

Natural Resources - 1.4%
Energy Services - 1.4%
Energy Transfer Equity L.P. a	1,300	31,135

Total		31,135

Technology - 1.3%
Software -1.3%
Fair Isaac	700	27,734

Total		27,734

TOTAL COMMON STOCKS
(Cost $1,483,881)		1,851,784

REPURCHASE AGREEMENT - 15.0%
State Street Bank & Trust Company, 4.60% dated 3/31/06, due 4/3/06, maturity value $326,125 (collateralized by obligations of various U.S. Government Agencies, valued at $335,419)
(Cost $326,000)		326,000

TOTAL INVESTMENTS - 100.3%
(Cost $1,809,881)		2,177,784

LIABILITIES LESS CASH
AND OTHER ASSETS - (0.3)%		(5,838)

NET ASSETS - 100.0%		$2,171,946

SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
MARCH 31, 2006 (UNAUDITED)

COMMON STOCKS - 86.0%
	SHARES	VALUE
Consumer Products - 2.6%
Apparel and Shoes - 1.2%
K-Swiss Cl. A	700	$21,098
Polo Ralph Lauren Cl. A	500	30,305

		51,403

Home Furnishing and Appliances - 1.4%
Ethan Allen Interiors	700	29,414
Furniture Brands International	800	19,608
Natuzzi ADR a	2,000	14,600

		63,622

Total		115,025

Consumer Services - 8.2%
Leisure and Entertainment - 2.0%
Carmike Cinemas	3,100	74,803
Regal Entertainment Group Cl. A	800	15,048

		89,851

Restaurants and Lodgings - 0.9%
CBRL Group	900	39,519

Retail Stores - 3.9%
Borders Group a	1,400	35,336
Claire’s Stores a	1,900	68,989
Pier 1 Imports	4,800	55,728
Talbots	400	10,748

		170,801

Other Consumer Services - 1.4%
MoneyGram International	2,000	61,440

Total		361,611

Financial Intermediaries - 17.0%
Banking - 7.9%
Arrow Financial	515	14,111
BOK Financial	600	28,530
Bank of NT Butterfield a	810	45,360
Boston Private Financial Holdings	1,300	43,927
Canadian Western Bank	1,200	41,995
Fauquier Bankshares	900	22,140
Peapack-Gladstone Financial	1,000	25,610
W Holding Company	1,000	7,870
Whitney Holding	3,300	117,018

		346,561

Insurance - 1.1%
Erie Indemnity Company Cl. A	400	21,056
Transatlantic Holdings	500	29,225

		50,281

Real Estate Investment Trusts - 7.5%
Capital Trust Cl. A	3,300	102,696
Friedman, Billings, Ramsey Group Cl. A	5,100	47,838
Gladstone Commercial	1,200	24,300
KKR Financial	3,400	76,262
MFA Mortgage Investments a	8,000	50,800
Winthrop Realty Trust a	4,920	26,027
Winthrop Realty Trust (Rights) d	407	0

		327,923

Securities Brokers - 0.5%
First Albany a	3,500	19,705

Total		744,470

Financial Services - 25.6%
Information and Processing - 3.7%
SEI Investments Company a	4,000	162,120

Insurance Brokers - 7.4%
Aon Corporation	1,000	41,510
Brown & Brown	2,900	96,280
Gallagher (Arthur J.) & Company	4,900	136,269
Hilb Rogal & Hobbs Company	1,200	49,464

		323,523

Investment Management - 14.5%
AGF Management Cl. B a	500	10,537
AllianceBernstein Holding L.P.	3,200	212,000
Federated Investors Cl. B	3,500	136,675
GAMCO Investors Cl. A	500	19,975
MCG Capital	1,000	14,110
MVC Capital a	1,500	18,300
NGP Capital Resources Company	5,400	73,440
Nuveen Investments Cl. A	1,500	72,225
T. Rowe Price Group	1,000	78,210

		635,472

Total		1,121,115

Health - 2.9%
Medical Products and Devices - 1.8%
Applera Corporation- Applied Biosystems Group	800	21,712
Arrow International	1,800	58,806

		80,518

Personal Care - 1.1%
Regis Corporation	1,400	48,272

Total		128,790

Industrial Products - 11.1%
Construction Materials - 0.2%
St. Lawrence Cement Group Cl. A	300	7,909

Industrial Components - 3.0%
Bel Fuse Cl. A	2,400	67,656
CLARCOR	1,000	35,600
Deswell Industries	3,000	28,260

		131,516

Machinery - 3.2%
Franklin Electric	1,800	98,370
Nordson Corporation	800	39,888

		138,258

Specialty Chemicals and Materials - 2.0%
Balchem Corporation a	1,125	25,954
MacDermid	1,300	41,795
Quaker Chemical	1,000	21,750

		89,499

Other Industrial Products - 2.7%
Brady Corporation Cl. A	1,000	37,460
Quixote Corporation a	2,000	49,500
Smith (A.O.) Corporation	600	31,680

		118,640

Total		485,822

Industrial Services - 3.7%
Commercial Services - 2.1%
Adesa	2,300	61,502
Central Parking	600	9,600
Kelly Services Cl. A	500	13,585
Viad Corporation	250	8,570

		93,257

Transportation and Logistics - 0.7%
Alexander & Baldwin	600	28,608

Other Industrial Services - 0.9%
Landauer	800	40,176

Total		162,041

Natural Resources - 1.6%
Energy Services - 1.6%
Energy Transfer Equity L.P. a	3,000	71,850

Total		71,850

Technology - 11.4%
Aerospace and Defense - 2.2%
HEICO Corporation Cl. A	3,500	95,305

Components and Systems - 6.2%
AVX Corporation	2,000	35,400
American Power Conversion	1,000	23,110
Analogic Corporation	700	46,340
Nam Tai Electronics	1,700	38,947
Technitrol	3,300	79,134
Tektronix	1,400	49,994

		272,925

IT Services - 0.5%
Syntel	1,200	22,704

Semiconductors and Equipment - 0.8%
Cognex Corporation	1,200	35,568

Software - 0.9%
Fair Isaac	1,000	39,620

Telecommunications - 0.8%
North Pittsburgh Systems	1,500	35,010

Total		501,132

Utilities - 1.9%
ALLETE	600	27,960
Aqua America	2,000	55,640

Total		83,600

TOTAL COMMON STOCKS
(Cost $3,157,508)		3,775,456

PREFERRED STOCKS - 0.5%
Central Parking Finance Trust 5.25% Conv.	1,000	20,750

TOTAL PREFERRED STOCKS
(Cost $19,050)		20,750

	PRINCIPAL
	AMOUNT

CORPORATE BONDS - 2.2%
Athena Neurosciences Finance 7.25%, Senior Note due 2/21/08	$100,000	98,500

TOTAL CORPORATE BONDS
(Cost $87,251)		98,500

REPURCHASE AGREEMENT - 13.6%
State Street Bank & Trust Company, 4.60% dated 3/31/06, due 4/3/06, maturity value $596,228 (collateralized by obligations of various U.S. Government Agencies, valued at $615,769)
(Cost $596,000)		596,000

TOTAL INVESTMENTS - 102.3%
(Cost $3,859,809)		4,490,706

LIABILITIES LESS CASH
AND OTHER ASSETS - (2.3)%		(101,523)

NET ASSETS - 100.0%		$4,389,183

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND I
MARCH 31, 2006 (UNAUDITED)

COMMON STOCKS - 82.4%
	SHARES	VALUE
Consumer Products - 4.7%
Apparel and Shoes - 2.1%
Columbia Sportswear Company a	11,000	$586,630

Sports and Recreation - 1.3%
Polaris Industries	6,600	360,096

Other Consumer Products - 1.3%
Fossil a	20,800	386,464

Total		1,333,190

Consumer Services - 8.6%
Direct Marketing - 1.4%
Sportsman’s Guide (The) a	15,000	397,350

Media and Broadcasting - 1.4%
Westwood One	35,400	390,816

Retail Stores - 1.8%
Hot Topic a	13,400	194,300
Tuesday Morning	13,500	311,715

		506,015

Other Consumer Services - 4.0%
Corinthian Colleges a	51,100	735,840
MoneyGram International	12,300	377,856

		1,113,696

Total		2,407,877

Financial Intermediaries - 3.1%
Banking - 0.8%
Bank of NT Butterfield a	4,240	237,440

Real Estate Investment Trusts - 0.9%
Capital Trust Cl. A	7,900	245,848

Other Financial Intermediaries - 1.4%
MarketAxess Holdings a	33,200	399,396

Total		882,684

Financial Services - 15.5%
Information and Processing - 5.4%
eFunds Corporation a	25,000	646,000
Morningstar a	4,600	205,942
SEI Investments Company a	16,700	676,851

		1,528,793

Insurance Brokers - 2.7%
Brown & Brown	10,000	332,000
Gallagher (Arthur J.) & Company	15,000	417,150

		749,150

Investment Management - 7.4%
AllianceBernstein Holding L.P.	21,900	1,450,875
Highbury Financial a	45,300	248,697
Highbury Financial (Warrants) a	90,600	57,078
Nuveen Investments Cl. A	7,100	341,865

		2,098,515

Total		4,376,458

Health - 2.0%
Drugs and Biotech - 0.9%
Perrigo Company	15,000	244,650

Medical Products and Devices - 1.1%
Arrow International	10,000	326,700

Total		571,350

Industrial Products - 7.1%
Automotive - 1.6%
Gentex Corporation	25,900	452,214

Machinery - 2.8%
Lincoln Electric Holdings	6,600	356,334
Nordson Corporation	2,900	144,594
Rofin-Sinar Technologies a	5,300	286,889

		787,817

Metal Fabrication and Distribution - 1.8%
Metal Management	16,400	519,060

Other Industrial Products - 0.9%
Brady Corporation Cl. A	6,600	247,236

Total		2,006,327

Industrial Services - 12.5%
Commercial Services - 7.0%
Adesa	25,800	689,892
Ceridian Corporation a	15,600	397,020
Collectors Universe a	26,100	365,139
Copart a	10,000	274,500
MPS Group a	15,600	238,680

		1,965,231

Industrial Distribution - 1.7%
Ritchie Bros. Auctioneers	9,900	490,050

Transportation and Logistics - 3.8%
Arkansas Best	9,700	379,464
Grupo Aeroportuario del Sureste a	11,800	393,884
Universal Truckload Services a	12,000	300,600

		1,073,948

Total		3,529,229

Natural Resources - 1.5%
Precious Metals and Mining - 1.5%
International Coal Group a	42,300	412,002

Total		412,002

Technology - 24.0%
Aerospace and Defense - 2.6%
HEICO Corporation Cl. A	14,800	403,004
Innovative Solutions and Support a	25,000	325,000

		728,004

Components and Systems - 5.3%
Electronics for Imaging a	9,200	257,324
Nam Tai Electronics	12,500	286,375
Plexus Corporation a	15,100	567,307
Technitrol	16,500	395,670

		1,506,676

Distribution - 1.2%
Benchmark Electronics a	8,700	333,645

Internet Software and Services - 4.6%
eResearch Technology a	32,600	469,114
RSA Security a	27,100	486,174
WebEx Communications a	10,200	343,434

		1,298,722

IT Services - 3.6%
BearingPoint a	30,500	258,945
MAXIMUS	7,100	255,458
Perot Systems Cl. A a	17,300	269,188
Syntel	12,600	238,392

		1,021,983

Semiconductors and Equipment - 3.9%
Cognex Corporation	20,600	610,584
GSI Group a	43,200	477,360

		1,087,944

Software - 1.8%
Macrovision Corporation a	22,700	502,805

Telecommunications - 1.0%
Foundry Networks a	15,100	274,216

Total		6,753,995

Miscellaneous e - 3.4%
Total		958,968

TOTAL COMMON STOCKS
(Cost $17,805,201)		23,232,080

REPURCHASE AGREEMENT - 16.2%
State Street Bank & Trust Company, 4.60% dated 3/31/06, due 4/3/06, maturity value $4,583,756 (collateralized by obligations of various U.S. Government Agencies, valued at $4,699,200)
(Cost $4,582,000)		4,582,000

TOTAL INVESTMENTS - 98.6%
(Cost $22,387,201)		27,814,080

CASH AND OTHER ASSETS
LESS LIABILITIES - 1.4%		399,287

NET ASSETS - 100.0%		$28,213,367

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND II
MARCH 31, 2006 (UNAUDITED)

COMMON STOCKS - 85.1%
	SHARES	VALUE
Consumer Products - 1.0%
Apparel and Shoes - 1.0%
Shoe Pavilion a	1,300	$11,531

Total		11,531

Consumer Services - 2.2%
Leisure and Entertainment - 1.2%
Shuffle Master a	390	13,939

Retail Stores - 1.0%
Children’s Place Retail Stores a	210	12,159

Total		26,098

Financial Services - 1.2%
Other Financial Services - 1.2%
AmeriCredit Corporation a	490	15,058

Total		15,058

Health - 20.0%
Commercial Services - 1.0%
ICON ADR a	250	12,223

Drugs and Biotech - 10.7%
Biovail Corporation a	500	12,175
Caraco Pharmaceutical Laboratories a, f	2,970	38,610
Endo Pharmaceuticals Holdings a	420	13,780
Hi-Tech Pharmacal a	800	22,560
K-V Pharmaceutical Company Cl. A a	600	14,472
Mylan Laboratories	665	15,561
QLT a	1,570	12,073

		129,231

Health Services - 6.4%
BioScrip a, f	1,210	8,724
HMS Holdings a	2,000	17,500
Lincare Holdings a	635	24,740
Mediware Information Systems a	1,100	11,000
Res-Care a	840	15,439

		77,403

Personal Care - 1.9%
USANA Health Sciences a, f	550	22,946

Total		241,803

Industrial Products - 12.9%
Construction Materials - 1.3%
ElkCorp f	445	15,019

Industrial Components - 1.0%
GrafTech International a	1,980	12,078

Machinery - 1.9%
Flow International a	1,050	13,829
Hurco Companies a	350	9,527

		23,356

Metal Fabrication and Distribution - 7.2%
Gerdau Ameristeel	1,300	12,090
Haynes International a, f	1,050	31,500
Insteel Industries f	440	24,983
Universal Stainless & Alloy Products a, f	725	18,633

		87,206

Specialty Chemicals and Materials - 0.4%
Aceto Corporation a	700	5,159

Other Industrial Products - 1.1%
Waters Corporation a	310	13,377

Total		156,195

Industrial Services - 8.2%
Commercial Services - 2.9%
Alliance Data Systems a, f	525	24,554
Castle (A.M.) & Company	380	11,210

		35,764

Engineering and Construction - 2.2%
Comfort Systems USA	1,010	13,635
Dycom Industries a	600	12,750

		26,385

Food and Tobacco Processors - 1.3%
Sunopta a	1,800	15,498

Industrial Distribution - 1.8%
Aviall a, f	575	21,896

Total		99,543

Natural Resources - 16.4%
Energy Services - 2.1%
Willbros Group a, f	1,260	25,628

Oil and Gas - 12.9%
Alon USA Energy	665	16,372
CE Franklin a, f	1,625	24,375
Carrizo Oil & Gas a	660	17,153
Frontier Oil	385	22,850
Hornbeck Offshore Services a	550	19,839
Penn Virginia	220	15,620
Storm Cat Energy a	6,800	20,264
Tesoro Corporation	280	19,135

		155,608

Precious Metals and Mining - 1.4%
Royal Gold	480	17,371

Total		198,607

Technology - 23.2%
Aerospace and Defense - 4.1%
Allied Defense Group (The) a	860	18,877
Armor Holdings a	250	14,572
TVI Corporation a	4,030	15,919

		49,368

Components and Systems - 8.8%
Acacia Research-Acacia Technologies a	2,110	18,610
Analogic Corporation f	500	33,100
Checkpoint Systems a	400	10,752
Hutchinson Technology a, f	600	18,102
Hypercom Corporation a	1,790	16,647
InFocus Corporation a	2,100	9,975

		107,186

Distribution - 1.4%
Anixter International a	350	16,723

IT Services - 1.2%
BearingPoint a	1,700	14,433

Semiconductors and Equipment - 2.7%
Advanced Energy Industries a	485	6,853
Brooks Automation a	475	6,764
MEMC Electronic Materials a	220	8,122
Novellus Systems a	450	10,800

		32,539

Software - 2.1%
BEA Systems a	1,200	15,756
Peerless Systems a	1,320	9,860

		25,616

Telecommunications - 2.9%
Comtech Group a	690	6,900
Radyne ComStream a	970	15,491
Sunrise Telecom a	5,900	12,685

		35,076

Total		280,941

TOTAL COMMON STOCKS
(Cost $879,494)		1,029,776

REPURCHASE AGREEMENT - 15.4%
State Street Bank & Trust Company, 4.60% dated 3/31/06, due 4/3/06, maturity value $186,071 (collateralized by obligations of various U.S. Government Agencies, valued at $195,244)
(Cost $186,000)		186,000

TOTAL INVESTMENTS - 100.5%
(Cost $1,065,494)		1,215,776

LIABILITIES LESS CASH
AND OTHER ASSETS - (0.5)%		(5,583)

NET ASSETS - 100.0%		$1,210,193

SECURITIES SOLD SHORT
COMMON STOCKS - 19.2%
Diversified Investment Companies - 19.2%
Investment Trusts - 17.9%
Broadband HOLDRs Trust	1,000	20,760
Internet HOLDRs Trust	400	23,264
iShares Russell 2000 Growth Index	1,200	95,640
Nasdaq-100 Index	1,100	46,134
Powershares Wilderhill Clean Energy Portfolio	600	12,744
Semiconductor HOLDRs Trust	500	18,160

		216,702

Open-End Mutual Funds - 1.3%
Materials Select Sector SPDR Trust	500	16,175

TOTAL SECURITES SOLD SHORT
(Proceeds $234,983)		232,877

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND III
MARCH 31, 2006 (UNAUDITED)

COMMON STOCKS - 79.3%
	SHARES	VALUE
Consumer Products - 6.0%
Apparel and Shoes - 2.7%
Columbia Sportswear Company a	100	$5,333
Timberland Company Cl. A a	500	17,115

		22,448

Sports and Recreation - 3.3%
Thor Industries	300	16,008
Winnebago Industries	400	12,136

		28,144

Total		50,592

Consumer Services - 5.6%
Direct Marketing - 2.1%
Nu Skin Enterprises Cl. A	1,000	17,530

Retail Stores - 2.5%
Buckle (The)	500	20,475

Other Consumer Services - 1.0%
Corinthian Colleges a	600	8,640

Total		46,645

Financial Intermediaries - 1.9%
Banking - 1.9%
Endeavour Mining Capital	2,500	16,312

Total		16,312

Financial Services - 2.2%
Information and Processing - 1.3%
eFunds Corporation a	400	10,336

Investment Management - 0.9%
Federated Investors Cl. B	200	7,810

Total		18,146

Health - 9.4%
Drugs and Biotech - 7.5%
Elan Corporation ADR a	800	11,552
Endo Pharmaceuticals Holdings a	800	26,248
Lexicon Genetics a	2,300	12,742
Myriad Genetics a	300	7,827
Orchid Cellmark a	800	4,592

		62,961

Medical Products and Devices - 1.9%
Caliper Life Sciences a	1,300	8,320
Possis Medical a	700	7,112

		15,432

Total		78,393

Industrial Products - 18.2%
Building Systems and Components - 2.4%
Drew Industries a	200	7,110
Simpson Manufacturing	300	12,990

		20,100

Construction Materials - 1.3%
Florida Rock Industries	200	11,244

Machinery - 1.3%
Lincoln Electric Holdings	200	10,798

Metal Fabrication and Distribution - 13.2%
Harris Steel Group	1,000	23,548
IPSCO	300	31,227
Metal Management	500	15,825
Reliance Steel & Aluminum	200	18,784
Schnitzer Steel Industries Cl. A	500	21,425

		110,809

Total		152,951

Industrial Services - 3.1%
Engineering and Construction - 0.8%
Dycom Industries a	300	6,375

Transportation and Logistics - 2.3%
Arkansas Best	500	19,560

Total		25,935

Natural Resources - 23.4%
Energy Services - 6.9%
Ensign Energy Services	300	11,534
Pason Systems a	500	13,392
Tesco Corporation a	1,000	19,040
Trican Well Service a	300	13,679

		57,645

Oil and Gas - 2.6%
Unit Corporation a	400	22,300

Precious Metals and Mining - 13.9%
Agnico-Eagle Mines	300	9,135
Gammon Lake Resources a	1,100	19,910
Glamis Gold a	300	9,804
Ivanhoe Mines a	2,000	19,260
Meridian Gold a	400	11,860
Pan American Silver a	400	10,160
Randgold Resources a	400	7,268
Silver Standard Resources a	500	10,280
Western Silver a	800	18,776

		116,453

Total		196,398

Technology - 9.5%
Internet Software and Services - 1.2%
RealNetworks a	1,200	9,900

IT Services - 3.7%
Cogent Communications Group a	1,850	18,037
Perot Systems Cl. A a	800	12,448

		30,485

Semiconductors and Equipment - 1.3%
Staktek Holdings a	1,800	11,160

Software - 1.6%
iPass a	1,000	8,010
PLATO Learning a	600	5,694

		13,704

Telecommunications - 1.7%
Foundry Networks a	800	14,528

Total		79,777

TOTAL COMMON STOCKS
(Cost $516,378)		665,149

REPURCHASE AGREEMENT - 21.8%
State Street Bank & Trust Company, 4.60% dated 3/31/06, due 4/3/06, maturity value $183,070 (collateralized by obligations of various U.S. Government Agencies, valued at $190,238)
(Cost $183,000)		183,000

TOTAL INVESTMENTS - 101.1%
(Cost $699,378)		848,149

LIABILITIES LESS CASH
AND OTHER ASSETS - (1.1)%		(9,494)

NET ASSETS - 100.0%		$838,655

a	Non-income producing.
b	At March 31, 2006, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

		Market			Realized			Market
	Shares	Value	Cost of	Cost of	Gain	Dividend	Shares	Value
Affiliated Company	12/31/05	12/31/05	Purchases	Sales	(Loss)	Income	3/31/06	3/31/06

Pennsylvania Mutual Fund
Catapult Communications	819,600	$12,121,884	$1,123,396	$-	$-	$-	896,800	$11,927,440
Corillian Corporation	2,582,891	7,025,464	111,251	-	-	-	2,621,791	10,198,767
Cutter & Buck	920,900	10,286,453	-	-	-	64,463	920,900	11,078,427
Digi International	1,016,600	10,664,134	1,489,409	-	-	-	1,153,500	13,461,345
InterVideo	843,400	8,897,870	-	767,924	(108,671)	-	784,300	8,517,498
Nu Horizons Electronics	1,278,134	12,909,153	-	-	-	-	1,278,134	10,876,920
Nutraceutical International	820,946	11,123,818	-	-	-	-	820,946	12,371,656
Pervasive Software	1,535,200	6,724,176	205,500	-	-	-	1,585,200	6,531,024
SM&A	1,240,400	10,208,492	465,304	116,900	3,503	-	1,292,300	8,399,950
Stanley Furniture Company	604,424	14,010,548	588,336	-	-	49,954	627,124	18,343,377
Strattec Security	250,740	10,134,911	-	-	-	-	250,740	9,350,095
U.S. Physical Therapy	957,975	17,693,798	-	-	-	-	957,975	16,390,952
Weyco Group	580,500	11,087,550	195,500	-	-	40,635	590,500	13,286,250
Zapata Corporation	1,009,600	5,825,392	-	-	-	-	1,009,600	6,118,176
		148,713,643			(105,168)	155,052		156,851,877
Royce Micro-Cap Fund
Bio-Imaging Technologies	508,300	1,626,560	286,149	-	-	-	581,400	2,470,950
Jaco Electronics	339,050	1,156,161	-	-	-	-	339,050	1,288,390
Peerless Manufacturing	156,400	2,737,000	-	-	-	-	156,400	3,049,800
		5,519,721			-	-		6,809,140
Royce Premier Fund
Arkansas Best	1,785,302	77,981,992	5,364,795	-	-	285,645	1,904,302	74,496,294
Cabot Microelectronics	2,030,800	59,563,364	-	3,534,816	117,921	-	1,930,800	71,632,680
Dionex Corporation	1,072,500	52,638,300	2,399,483	-	-	-	1,115,500	68,580,940
Dycom Industries	2,578,300	56,722,600	-	-	-	-	2,578,300	54,788,875
EGL	2,393,600	89,927,552	-	-	-	-	2,393,600	107,712,000
Lincoln Electric Holdings	2,769,597	109,842,217	-	-	-	526,223	2,769,597	149,530,542
Nu Skin Enterprises Cl. A	4,086,500	71,840,670	-	-	-	408,650	4,086,500	71,636,345
Ritchie Bros. Auctioneers	1,776,200	75,044,450	-	-	-	271,759	1,776,200	87,921,900
Schnitzer Steel Industries Cl. A	1,591,300	48,677,867	-	-	-	27,052	1,591,300	68,187,205
Simpson Manufacturing	2,713,400	98,632,090	6,018,060	-	-	217,072	2,869,300	124,240,690
Thor Industries	2,973,700	119,156,159	-	-	-	208,159	2,973,700	158,676,632
Viasys Healthcare	1,656,900	42,582,330	-	-	-	-	1,656,900	49,839,552
Winnebago Industries	2,946,400	98,056,192	2,463,655	-	-	271,926	3,021,400	91,669,276
Woodward Governor Company	640,604	55,098,350	-	-	-	192,181	1,921,812	63,900,249
		1,055,764,133			117,921	2,408,667		1,242,813,180
Royce Low-Priced Stock Fund
Arctic Cat	1,298,360	26,045,102	-	-	-	90,885	1,298,360	31,238,542
Bioveris Corporation	2,343,400	10,709,338	-	456,773	8,521	-	2,243,400	8,794,128
Bruker BioSciences	6,009,800	29,207,628	-	-	-	-	6,009,800	32,452,920
Cache	1,032,300	17,879,436	-	192,913	73,879	-	1,017,800	18,666,452
CEVA	1,306,800	8,180,568	-	-	-	-	1,306,800	8,664,084
Cell Genesys	3,345,004	19,835,874	129,956	-	-	-	3,366,600	26,865,468
CryptoLogic	705,675	13,824,173	-	-	-	41,988	705,675	18,199,358
Discovery Partners International	2,409,200	6,384,380	-	-	-	-	2,409,200	5,854,356
ESS Technology	2,258,900	7,748,027	-	-	-	-	2,258,900	7,499,548
eFunds Corporation	3,241,700	75,985,448	-	3,379,241	1,881,525	-	3,041,700	78,597,528
4Kids Entertainment	671,600	10,537,404	-	-	-	-	671,600	11,544,804
Harris Steel Group	1,775,700	39,869,044	2,879,681	-	-	135,903	1,894,400	44,608,469
Hecla Mining Company	9,691,600	39,347,896	-	14,795,862	(3,448,730)	-	7,583,000	50,123,630
Input/Output	6,393,500	44,946,305	-	4,585,229	(873,793)	-	5,993,500	58,196,885
Insituform Technologies Cl. A	1,959,800	37,961,326	-	7,341,577	3,562,258	-	1,524,300	40,546,380
Integral Systems*	549,500	10,363,570	-	1,068,297	444,465	27,475
iPass	3,288,600	21,573,216	-	-	-	-	3,288,600	26,341,686
KVH Industries	1,202,200	11,757,516	-	-	-	-	1,202,200	13,308,354
Lexicon Genetics	4,071,100	14,859,515	-	-	-	-	4,071,100	22,553,894
Metal Management	2,311,900	53,774,794	-	-	-	173,393	2,311,900	73,171,635
Minefinders Corporation	2,064,300	10,610,502	-	-	-	-	2,064,300	15,936,396
Natuzzi ADR	2,768,800	19,381,600	401,848	-	-	-	2,821,200	20,594,760
Northern Orion Resources	8,706,600	28,818,846	-	72,333	25,377	-	8,681,600	39,240,832
Olympic Steel	770,200	19,139,470	-	-	-	23,106	770,200	23,244,636
Omega Protein	1,844,500	12,376,595	-	-	-	-	1,844,500	10,532,095
Orchid Cellmark	1,543,800	11,732,880	-	-	-	-	1,543,800	8,861,412
PC-Tel	1,358,600	11,901,336	-	-	-	-	1,358,600	12,933,872
Palm Harbor Homes	1,498,300	28,168,040	-	-	-	-	1,498,300	32,108,569
PLATO Learning	1,336,312	10,610,317	-	-	-	-	1,336,312	12,681,601
Possis Medical	1,134,000	11,283,300	-	-	-	-	1,134,000	11,521,440
Silver Standard Resources*	3,019,500	46,228,545	-	5,407,826	1,342,928	-
Tesco Corporation	2,279,500	42,170,750	4,124,260	-	-	-	2,499,000	47,580,960
Topps Company (The)*	2,155,316	16,013,998	-	2,519,715	(465,495)	86,213
VIVUS	3,638,300	10,769,368	-	-	-	-	3,638,300	12,115,539
		779,996,107			2,550,935	578,963		824,580,233
Royce Total Return Fund
Carmike Cinemas	689,000	17,473,040	-	-	-	241,150	689,000	16,625,570
Chase Corporation	319,800	4,621,110	-	-	-	-	319,800	4,797,000
Delta Apparel	648,495	10,084,097	9,444	56,694	9,784	25,964	645,195	11,439,307
Deswell Industries	946,075	10,179,767	-	1,444,705	(472,619)	119,985	854,043	8,045,085
EnergySouth	503,780	13,491,228	199,492	1,090,115	31,990	105,375	472,648	15,034,933
Fauquier Bankshares	251,200	6,154,400	-	-	-	43,960	251,200	6,179,520
Mueller (Paul) Company	116,700	3,296,775	-	-	-	70,020	116,700	3,915,285
Preformed Line Products Company	334,265	14,303,199	496,377	796,272	1,687	65,699	326,132	11,062,397
Quixote Corporation	461,900	9,145,620	-	-	-	-	461,900	11,432,025
Starrett (L.S.) Company Cl. A	444,000	6,899,760	-	-	-	44,400	444,000	6,335,880
		95,648,996			(429,158)	716,553		94,867,002
Royce Opportunity Fund
Baldwin Technology Company Cl. A	805,300	3,261,465	-	-	-	-	805,300	5,017,019
Bay View Capital	341,600	6,080,480	268,730	-	-	-	357,000	6,229,650
Bell Industries	442,900	1,155,969	-	-	-	-	442,900	1,186,972
Computer Task Group	1,191,100	4,704,845	-	356,224	(138,981)	-	1,141,100	4,849,675
EMS Technologies*	575,246	10,181,854	836,131	-	-	-
Electroglas	1,114,427	3,231,838	322,086	-	-	-	1,199,627	6,525,971
Evans & Sutherland Computer	620,325	3,039,593	-	-	-	-	620,325	3,982,486
Gerber Scientific	1,441,800	13,798,026	23,375	146,849	33,881	-	1,427,200	14,757,248
Interlink Electronics	795,775	2,856,832	-	195,525	(123,029)	-	770,775	2,358,572
Interphase Corporation	413,800	1,820,720	42,460	-	-	-	421,200	2,278,692
Majesco Entertainment Company	1,080,386	1,264,052	162,694	-	-	-	1,221,186	1,685,237
Network Equipment Technologies	1,501,300	6,605,720	400,179	7,256	211	-	1,598,100	6,344,457
Printronix	339,681	5,217,500	-	-	-	23,778	339,681	5,248,071
Rubio’s Restaurants	506,200	4,758,280	178,393	-	-	-	524,500	4,972,260
SCM Microsystems	846,520	2,895,098	34,885	-	-	-	857,820	3,002,370
Sigmatron International	247,900	2,630,219	214,152	-	-	-	266,900	2,428,763
Tripos	530,022	1,563,565	-	-	-	-	530,022	1,563,565
Versant Corporation	231,250	1,264,938	165,821	-	-	-	262,750	1,823,485
		76,330,994			(227,918)	23,778		74,254,493
Royce Special Equity Fund
CSS Industries	553,200	16,999,836	-	-	-	66,384	553,200	18,111,768
Chromcraft Revington	332,500	4,355,750	-	-	-	-	332,500	4,475,450
Frisch’s Restaurants	300,000	7,335,000	-	66,592	(7,064)	32,725	297,500	6,158,250
Hampshire Group	480,000	11,424,960	-	-	-	-	480,000	9,811,200
Hawkins	545,400	7,630,146	-	-	-	109,080	545,400	7,673,778
Lawson Products	505,000	19,058,700	-	-	-	101,000	505,000	20,674,700
Met-Pro Corporation	846,666	10,041,459	-	-	-	52,917	846,666	11,209,858
MITY Enterprises	201,500	3,590,730	-	-	-	-	201,500	3,927,235
National Dentex	348,000	7,843,920	-	208,041	27,927	-	337,500	7,840,125
National Presto Industries	540,000	23,949,000	152,263	-	-	1,151,796	543,300	26,714,061
		112,229,501			20,863	1,513,902		116,596,425

* Not an Affilated Company at March 31, 2006.

c	A portion of these securities were on loan at March 31, 2006. Total market value of loaned securities at March 31, 2006 was as follows:

Fund	Market Value

Pennsylvania Mutual Fund	$ 42,681,373
Royce Micro-Cap Fund	13,787,191
Royce Premier Fund	4,634,347
Royce Low-Priced Stock Fund	27,733,011
Royce Total Return Fund	9,500,480
Royce Opportunity Fund	147,882,122

d	Securities for which market quotations are no longer readily available represent 0.0%, 0.0%, 0.2%, 1.0% and 0.0% of net assets for Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Total Return Fund, Royce Technology Value Fund and Royce Dividend Value Fund, respectively. These securities have been valued at their fair value under procedures established by the Fund’s Board of Directors.

e	Includes securities first acquired in 2006 and less than 1% of net assets.

f	A portion of these securities have been segregated as collateral for short sales.

TAX INFORMATION:
At March 31, 2006, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Pennsylvania Mutual Fund	$2,498,761,247	$986,409,019	$1,051,757,680	$65,348,661
Royce Micro-Cap Fund	634,682,849	240,449,108	254,020,956	13,571,848
Royce Premier Fund	3,176,846,692	1,644,459,982	1,671,520,599	27,060,617
Royce Low-Priced Stock Fund	3,254,933,178	1,295,255,140	1,434,107,468	138,852,328
Royce Total Return Fund	4,619,455,923	1,556,919,301	1,641,917,145	84,997,844
Royce TrustShares Fund	57,727,050	15,644,205	16,042,402	398,197
Royce Opportunity Fund	1,869,586,352	509,614,580	595,203,393	85,588,813
Royce Special Equity Fund	480,222,416	192,271,890	193,747,242	1,475,352
Royce Value Fund	255,627,178	36,819,442	38,167,953	1,348,511
Royce Value Plus Fund	491,677,468	95,299,115	102,351,377	7,052,262
Royce Technology Value Fund	32,140,983	(623,881)	3,776,883	4,400,764
Royce 100 Fund	21,543,519	4,221,288	4,339,038	117,750
Royce Discovery Fund	3,312,368	727,221	801,251	74,030
Royce Financial Services Fund	1,809,881	367,903	420,102	52,199
Royce Dividend Value Fund	3,859,856	630,850	708,421	77,571
Royce Select Fund I	22,387,201	5,426,879	5,703,977	277,098
Royce Select Fund II	830,511	152,388	159,225	6,837
Royce Select Fund III	699,378	148,771	152,937	4,166

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold for book and tax purposes.

Valuation of investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange or Nasdaq, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price (in the case of long positions) and at the lowest ask price (in the case of short positions). Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Short Sales:
The Select Funds may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Securities Lending:
The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Funds is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By: /s/ Charles M. Royce

Charles M. Royce
President, The Royce Fund
Date: May 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Charles M. Royce

Charles M. Royce
President, The Royce Fund
Date: May 16, 2006

By: /s/ John D. Diederich

John D. Diederich
Treasurer, The Royce Fund
Date: May 16, 2006